UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Brian C. Janssen

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income FundSM Annual report for the year ended December 31, 2021

Pursuing consistent
and diversified income

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 3 for Class F-2 share results and Class A share results with relevant sales charges deducted. For other share class results visit capitalgroup.com and americanfundsretirement.com

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least March 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of January 31, 2022, was 3.82% (3.81% without the reimbursement) for Class F-2 shares and 3.41% (3.40% without the reimbursement) for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share results reflect the 3.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a $10,000 investment

4	Investment portfolio

34	Financial statements

62	Board of trustees and other officers

Fellow investors:

Bond markets were mixed as high inflation pressured interest-rate-sensitive sectors and optimism about the U.S. economy supported riskier assets. For the year ended December 31, 2021, Class F-2 shares of American Funds Multi-Sector Income Fund generated a total return of 2.66%.

The return assumes reinvestment of monthly dividends of nearly 39 cents a share during the period. Shareholders who reinvested dividends earned an income return of 3.67% and those who elected to take their dividends in cash received an income return of 3.61%.

By way of comparison, the unmanaged Bloomberg U.S. Aggregate Index returned -1.54% over the same period. This index measures broad returns across U.S. dollar-denominated investment-grade bonds.

The American Funds Multi-Sector Income Fund provides diversification across income sectors including high-yield corporates, investment-grade corporates, emerging markets debt and securitized debt. The fund also has opportunistic investments in U.S. Treasuries, municipal bonds and other debt instruments.

The Multi-Sector Income Fund Custom Index provides a secondary benchmark for investors to compare fund results to account for exposure to the sectors listed above. The custom index gained 2.00% for the year. The fund’s peer group, as measured by the Morningstar Multisector Bond Category, was up 2.49% over the same period.

At year-end, the fund’s corporate holdings, representing 59% of the portfolio (45.9% high-yield corporates, and 13.1% investment-grade corporates) were invested across a variety of industries such as health care, energy and technology. The fund’s emerging market holdings represented 18.1% of the portfolio, while the fund’s exposure to securitized credit was 15.1%.

Market overview

Most fixed income markets were under pressure as the economic recovery unfolded in the face of supply chain disruptions, strong consumer demand and persistently high inflation.

Against the backdrop of a robust jobs market, central banks worldwide acted in December to tame rising consumer prices. The Federal Reserve announced it would wind down its pandemic-era

Results at a glance

For periods ended December 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class F-2 shares)	1.16%	2.66%	7.76%
American Funds Multi-Sector Income Fund (Class A shares)	1.02	2.38	7.59
Bloomberg U.S. Aggregate Index*	0.06	–1.54	4.22
American Funds Multi-Sector Income Fund Custom Index†	0.56	2.00	6.16

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	American Funds Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg U.S. High Yield Index 2% Issuer Cap, 30% Bloomberg U.S. Corporate Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS Ex AAA Index.

American Funds Multi-Sector Income Fund	1

bond buying programs, including the buying of mortgaged-backed securities. The Fed also projected three rate hikes in 2022. The yield on the benchmark 10-year Treasury note rose 59 basis points over the course of the year to settle at 1.51%.

Meanwhile, the Bank of England raised its interest rates to 0.25% from 0.10% and the European Central Bank announced plans to end its asset purchase program.

Despite growing COVID-19 cases from the delta variant throughout the year and the more contagious omicron variant in December, travel and retail sales rose. Vaccines played a crucial role in the economic recovery and uptake was generally high in developed markets. Economic data improved with the U.S. unemployment rate at 3.9% at year-end versus 6.7% in December 2020.

Economic growth for emerging markets, however, was more challenging because of reduced access to COVID-19 vaccines and treatment, as well as pricing pressure and geopolitical forces.

Corporate investment-grade bonds declined 1.04%, while high-yield corporate debt returned 5.28%. Mortgage-backed securities lost 1.04% and emerging markets bonds declined 1.51%.

Inside the portfolio

At the start of the year, managers positioned the fund to take advantage of the expected economic recovery as COVID-19 vaccines rolled out. This included maintaining a sizeable exposure to lower rated assets.

The fund benefited from investments in high-yield bonds, which rallied alongside the economic recovery. The issuance market for both high-yield and investment-grade bonds was strong and companies continued to take advantage of the low interest rate environment.

Investments in certain energy companies helped results as oil prices spiked on surging demand. Supply largely remained limited through the year because of production restraint by OPEC Plus and U.S.-based energy companies. As these restrictions eased, the fund also benefited from holdings in companies that had been severely impacted by travel bans.

The fund’s exposure to certain emerging market bonds hurt results since many emerging economies felt the impact of rising food and energy prices more acutely. Limited access to COVID-19 vaccines and treatment, increased regulation from China, and domestic decisions, affected economic growth.

Looking ahead

The end of many government relief programs and rising COVID-19 infections pose many uncertainties for the trajectory of the ongoing economic recovery. However, we are optimistic that the economic reopening can continue as preliminary data indicates the omicron variant may be less severe than expected.

We expect major central banks to raise rates which should help moderate inflation, though prices may remain high for certain goods. The healthy state of household balance sheets and the strong jobs market support continued consumer spending.

Although valuations across many sectors are tight, the portfolio is positioned to take advantage of the ongoing recovery. This includes positions in emerging market debt, which has yet to fully recover from the pandemic. The fund’s investments in higher quality debt such as securitized and investment-grade corporate may help offset market volatility.

Managers continually monitor economic trends, credit fundamentals and valuations, and adjust allocation accordingly. We have relied on our deep, fundamental research capabilities and experience through many different credit cycles to help us find what we believe to be the right balance between risk and reward.

Thank you for making American Funds Multi-Sector Income Fund part of your portfolio. We appreciate your support and look forward to reporting to you again in six months.

Sincerely,

Damien J. McCann
President

February 10, 2022

For current information about the fund, visit capitalgroup.com.

2	American Funds Multi-Sector Income Fund

The value of a $10,000 investment

How a hypothetical $10,000 investment has fared for the period March 22, 2019, commencement of operations, to December 31, 2021, with all distributions reinvested.

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment¹; thus, the net amount invested was $9,625. Investing for short periods makes losses more likely.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are invested in additional shares.
[2]	American Funds Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg U.S. High Yield Index 2% Issuer Cap, 30% Bloomberg U.S. Corporate Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS Ex AAA Index. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Index is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	For the period March 22, 2019, commencement of operations, through December 31, 2021.

Total return based on a $1,000 investment (for the period ended December 31, 2021)

	Cumulative 1 year	Lifetime (since 3/22/2019)

Class F-2 shares	2.66%	7.76%
Class A shares*	–1.45	6.12

*	Assumes payment of the maximum 3.75% sales charge.

The fund’s total annual fund operating expense ratios are 0.56% for Class F-2 shares and 0.82% for Class A shares, as of the prospectus dated March 1, 2022 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least March 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

American Funds Multi-Sector Income Fund	3

Investment portfolio December 31, 2021

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.16%
AAA/Aaa	3.85
AA/Aa	6.55
A/A	8.67
BBB/Baa	16.94
Below investment grade	58.07
Unrated	.16
Short-term securities & other assets less liabilities	5.60
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.24%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 65.09%
Consumer discretionary 10.64%
Affinity Gaming 6.875% 2027[1]	$1,600	$1,666
Alibaba Group Holding, Ltd. 2.125% 2031	1,900	1,836
Allied Universal Holdco LLC 6.625% 2026[1]	900	945
Allied Universal Holdco LLC 9.75% 2027[1]	1,680	1,797
Allied Universal Holdco LLC 4.625% 2028[1]	5,300	5,306
Allied Universal Holdco LLC 6.00% 2029[1]	4,410	4,295
Amazon.com, Inc. 1.65% 2028	5,100	5,112
Amazon.com, Inc. 2.70% 2060	55	53
Asbury Automotive Group, Inc. 4.625% 2029[1]	1,935	1,974
Asbury Automotive Group, Inc. 5.00% 2032[1]	2,360	2,453
Atlas LuxCo 4 SARL 4.625% 2028[1]	3,020	2,969
Boyd Gaming Corp. 8.625% 2025[1]	250	268
Boyd Gaming Corp. 4.75% 2027	3,440	3,515
Boyd Gaming Corp. 4.75% 2031[1]	930	950
Boyne USA, Inc. 4.75% 2029[1]	2,895	2,987
Caesars Entertainment, Inc. 6.25% 2025[1]	655	688
Caesars Entertainment, Inc. 4.625% 2029[1]	2,500	2,505
Caesars Resort Collection, LLC 5.75% 2025[1]	690	721
Carnival Corp. 7.625% 2026[1]	1,000	1,050
Carnival Corp. 10.50% 2026[1]	850	971
Carnival Corp. 5.75% 2027[1]	4,500	4,507
Carnival Corp. 4.00% 2028[1]	3,500	3,481
Carnival Corp. 6.00% 2029[1]	3,000	2,991
Carvana Co. 5.50% 2027[1]	9,180	9,098
Carvana Co. 5.875% 2028[1]	5,220	5,208

4	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
CEC Entertainment, Inc. 6.75% 2026[1]	$4,630	$4,542
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC 5.50% 2025[1]	115	119
Clarios Global LP 6.75% 2025[1]	180	189
Daimler Trucks Finance North America, LLC 2.00% 2026[1]	890	894
Daimler Trucks Finance North America, LLC 2.375% 2028[1]	1,700	1,709
Daimler Trucks Finance North America, LLC 2.50% 2031[1]	4,150	4,153
DaimlerChrysler North America Holding Corp. 1.45% 2026[1]	2,510	2,487
Dana, Inc. 5.625% 2028	1,385	1,473
Empire Resorts, Inc. 7.75% 2026[1]	10,370	10,433
Everi Holdings, Inc. 5.00% 2029[1]	5,750	5,817
Fertitta Entertainment, Inc. 6.75% 2024[1]	6,045	6,053
Fertitta Entertainment, Inc. 8.75% 2025[1]	500	520
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,955	2,877
Ford Motor Co. 3.25% 2032	1,325	1,359
Ford Motor Co. 5.291% 2046	270	318
Ford Motor Credit Company LLC 4.063% 2024	2,500	2,634
Ford Motor Credit Company LLC 5.125% 2025	4,385	4,774
Ford Motor Credit Company LLC 2.70% 2026	4,000	4,040
Ford Motor Credit Company LLC 4.125% 2027	3,680	3,977
Ford Motor Credit Company LLC 5.113% 2029	1,370	1,559
Ford Motor Credit Company LLC 4.00% 2030	1,720	1,853
Ford Motor Credit Company LLC 3.625% 2031	2,680	2,826
Full House Resorts, Inc. 8.25% 2028[1]	3,000	3,154
Grand Canyon University 4.375% 2026	6,750	6,801
Grupo Axo, SAPI de CV 5.75% 2026[1]	4,400	4,421
Hanesbrands, Inc. 4.625% 2024[1]	2,000	2,097
Hanesbrands, Inc. 4.875% 2026[1]	3,005	3,215
Hilton Worldwide Holdings, Inc. 5.75% 2028[1]	290	310
Hilton Worldwide Holdings, Inc. 4.875% 2030	1,020	1,092
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	4,185	4,286
Home Depot, Inc. 2.70% 2030	50	52
Home Depot, Inc. 3.35% 2050	130	142
Hyundai Capital America 1.50% 2026[1]	2,643	2,572
Hyundai Capital America 2.00% 2028[1]	750	732
Hyundai Capital America 2.10% 2028[1]	675	656
International Game Technology PLC 5.25% 2029[1]	11,040	11,715
LCM Investments Holdings II, LLC 4.875% 2029[1]	268	276
Levi Strauss & Co. 3.50% 2031[1]	1,075	1,098
Limited Brands, Inc. 6.625% 2030[1]	975	1,106
Limited Brands, Inc. 6.875% 2035	1,272	1,582
Limited Brands, Inc. 6.75% 2036	380	470
Lithia Motors, Inc. 4.375% 2031[1]	250	267
Marriott International, Inc. 2.85% 2031	1,610	1,607
Marriott International, Inc. 3.50% 2032	800	839
Marriott International, Inc. 2.75% 2033	1,846	1,793
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	5,025	5,066
Meituan Dianping 3.05% 2030	2,000	1,853
Meituan Dianping 3.05% 2030[1]	1,400	1,297
Melco International Development, Ltd. 5.75% 2028[1]	770	775
Melco International Development, Ltd. 5.375% 2029[1]	3,035	2,949
MercadoLibre, Inc. 2.375% 2026	300	292
MercadoLibre, Inc. 3.125% 2031	625	592
Merlin Entertainment 5.75% 2026[1]	200	208
MGM Growth Properties LLC 4.625% 2025[1]	325	347
MGM Growth Properties LLC 3.875% 2029[1]	3,880	4,080
MGM Resorts International 7.75% 2022	120	122
MGM Resorts International 6.00% 2023	75	78
MGM Resorts International 5.50% 2027	53	56
Midas Intermediate Holdco II, LLC 7.875% 2022[1]	685	691
Midas Intermediate Holdco II, LLC, Term Loan B, (3-month USD-LIBOR + 6.75%) 4.00% PIK and 4.50% Cash 2025[2,3,4]	3,342	3,202
Mohegan Gaming & Entertainment 8.00% 2026[1]	13,960	14,675
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,4]	2,150	2,170
NCL Corp., Ltd. 12.25% 2024[1]	188	223
NCL Corp., Ltd. 5.875% 2026[1]	1,250	1,246
NCL Finance, Ltd. 6.125% 2028[1]	2,500	2,467

American Funds Multi-Sector Income Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Newell Brands, Inc. 5.875% 2036[5]	$1,885	$2,326
Newell Rubbermaid, Inc. 4.875% 2025	200	218
Newell Rubbermaid, Inc. 4.70% 2026	180	197
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	325	378
Panther BF Aggregator 2, LP 6.25% 2026[1]	36	38
Panther BF Aggregator 2, LP 8.50% 2027[1]	180	191
Party City Holdings, Inc. 6.125% 2023[1]	50	45
Party City Holdings, Inc. 8.75% 2026[1]	13,940	14,408
PECF USS Intermediate Holding III Corp. 8.00% 2029[1]	3,130	3,246
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[2,4]	6,798	6,643
Premier Entertainment Sub LLC 5.625% 2029[1]	6,000	5,962
Premier Entertainment Sub LLC 5.875% 2031[1]	6,000	6,030
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	2,225	2,225
Royal Caribbean Cruises, Ltd. 9.125% 2023[1]	1,040	1,101
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	810	886
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	7,600	7,370
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	6,800	6,890
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	100	102
Sands China, Ltd. 4.375% 2030	2,200	2,248
Scientific Games Corp. 8.625% 2025[1]	710	759
Scientific Games Corp. 8.25% 2026[1]	50	53
Scientific Games Corp. 7.00% 2028[1]	420	448
Scientific Games Corp. 7.25% 2029[1]	1,125	1,256
Six Flags Theme Parks, Inc. 7.00% 2025[1]	315	337
Sonic Automotive, Inc. 4.625% 2029[1]	5,840	5,905
Sonic Automotive, Inc. 4.875% 2031[1]	6,305	6,376
Stellantis Finance US, Inc. 1.711% 2027[1]	4,325	4,254
Stellantis Finance US, Inc. 2.691% 2031[1]	4,595	4,523
The Gap, Inc. 3.625% 2029[1]	1,800	1,783
The Gap, Inc. 3.875% 2031[1]	1,199	1,184
Toyota Motor Credit Corp. 1.35% 2023	150	151
Toyota Motor Credit Corp. 0.80% 2025	233	228
Toyota Motor Credit Corp. 1.90% 2028	2,130	2,136
Toyota Motor Credit Corp. 3.375% 2030	57	63
Travel + Leisure Co. 4.50% 2029[1]	7,500	7,575
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[2,4]	3,077	3,071
Universal Entertainment Corp. 8.50% 2024[1]	3,580	3,775
Vail Resorts, Inc. 6.25% 2025[1]	110	114
VICI Properties LP 4.25% 2026[1]	160	167
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	150	155
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	1,140	1,208
Viking Cruises, Ltd. 13.00% 2025[1]	145	164
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	255
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	3,095	3,257
Wheel Pros, Inc. 6.50% 2029[1]	6,750	6,489
Wyndham Worldwide Corp. 4.375% 2028[1]	1,125	1,161
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	60	60
Wynn Macau, Ltd. 5.625% 2028[1]	925	858
Wynn Resorts, Ltd. 7.75% 2025[1]	1,780	1,869
Wynn Resorts, Ltd. 5.125% 2029[1]	5,910	6,007
		350,769

Energy 9.71%
AI Candelaria (Spain), SLU 5.75% 2033[1]	2,135	2,069
Antero Resources Corp. 5.375% 2030[1]	1,060	1,135
Apache Corp. 4.625% 2025	985	1,059
Apache Corp. 4.875% 2027	110	120
Apache Corp. 4.25% 2030	4,000	4,347
Apache Corp. 6.00% 2037	55	67
Apache Corp. 4.75% 2043	1,645	1,809
Apache Corp. 5.35% 2049	50	57
Ascent Resources - Utica LLC 7.00% 2026[1]	1,280	1,299
Ascent Resources - Utica LLC 8.25% 2028[1]	1,492	1,558
Ascent Resources - Utica LLC 5.875% 2029[1]	995	959
Baker Hughes, a GE Co. 2.061% 2026	1,898	1,916
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	1,768	1,876
Bonanza Creek Energy, Inc. 5.00% 2026[1]	3,755	3,797

6	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
California Resources Corp. 7.125% 2026[1]	$2,240		$2,330
Callon Petroleum Co. 8.00% 2028[1]	4,300		4,349
Canadian Natural Resources, Ltd. 3.85% 2027	70		75
Canadian Natural Resources, Ltd. 2.95% 2030	658		667
Canadian Natural Resources, Ltd. 4.95% 2047	65		80
Cenovus Energy, Inc. 5.375% 2025	172		190
Centennial Resource Production, LLC 6.875% 2027[1]	30		31
Cheniere Energy Partners LP 4.50% 2029	2,107		2,237
Cheniere Energy Partners LP 4.00% 2031	2,070		2,174
Cheniere Energy Partners LP 3.25% 2032[1]	1,585		1,604
Cheniere Energy, Inc. 4.625% 2028	3,955		4,213
Cheniere Energy, Inc. 3.70% 2029	140		150
Chesapeake Energy Corp. 5.50% 2026[1]	880		927
Chesapeake Energy Corp. 5.875% 2029[1]	5,005		5,361
Chevron Corp. 2.236% 2030	35		35
Chevron Corp. 3.078% 2050	214		228
CITGO Petroleum Corp. 7.00% 2025[1]	1,400		1,442
CNX Resources Corp. 7.25% 2027[1]	1,625		1,725
CNX Resources Corp. 6.00% 2029[1]	610		635
Comstock Resources, Inc. 6.75% 2029[1]	1,540		1,673
Comstock Resources, Inc. 5.875% 2030[1]	2,475		2,541
Continental Resources, Inc. 5.75% 2031[1]	1,600		1,887
Continental Resources, Inc. 2.875% 2032[1]	3,734		3,658
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	4,160		4,349
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[1]	6,750		7,013
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,4]	1		1
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,4]	—	[6]	—	[6]
Diamondback Energy, Inc. 4.40% 2051	233		268
DT Midstream, Inc. 4.125% 2029[1]	1,755		1,800
Ecopetrol SA 6.875% 2030	2,000		2,236
Enbridge Energy Partners LP 7.375% 2045	14		22
Enbridge, Inc. 3.40% 2051	718		730
Endeavor Energy Resources LP 6.625% 2025[1]	785		831
Energean Israel Finance, Ltd. 4.50% 2024[1]	805		811
Energean Israel Finance, Ltd. 5.875% 2031[1]	930		916
Energy Transfer Operating LP 3.75% 2030	2,750		2,917
Energy Transfer Operating LP 5.00% 2050	4,238		4,889
Energy Transfer Partners LP 6.125% 2045	204		254
Energy Transfer Partners LP 5.30% 2047	121		141
Energy Transfer Partners LP 6.00% 2048	553		689
Energy Transfer Partners LP 6.25% 2049	410		537
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[5]	1,107		1,129
Enterprise Products Operating LLC 3.20% 2052	607		597
EQM Midstream Partners LP 4.00% 2024	2,500		2,599
EQM Midstream Partners LP 6.00% 2025[1]	2,050		2,232
EQM Midstream Partners LP 6.50% 2027[1]	2,330		2,613
EQM Midstream Partners LP 4.50% 2029[1]	2,695		2,807
EQM Midstream Partners LP 4.75% 2031[1]	5,600		5,931
EQT Corp. 6.625% 2025[5]	80		90
EQT Corp. 5.00% 2029	1,130		1,253
EQT Corp. 3.625% 2031[1]	3,525		3,663
Exxon Mobil Corp. 3.452% 2051	170		185
Genesis Energy, LP 8.00% 2027	7,782		8,029
Guara Norte SARL 5.198% 2034[1]	2,637		2,594
Harvest Midstream I, LP 7.50% 2028[1]	7,650		8,196
Hilcorp Energy I, LP 5.75% 2029[1]	1,665		1,718
Hilcorp Energy I, LP 6.00% 2031[1]	1,130		1,171
Kinder Morgan, Inc. 2.00% 2031	409		390
Kinder Morgan, Inc. 5.20% 2048	15		19
Kinder Morgan, Inc. 3.25% 2050	669		642
Leviathan Bond, Ltd. 6.75% 2030[1]	520		560
Magellan Midstream Partners LP 3.95% 2050	1,000		1,062
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	400		410
MPLX LP 1.75% 2026	280		277
MPLX LP 2.65% 2030	1,189		1,185
MPLX LP 5.50% 2049	982		1,257

American Funds Multi-Sector Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Murphy Oil Corp. 5.875% 2027	$4,000	$4,136
MV24 Capital BV 6.748% 2034	6,439	6,650
Nabors Industries, Inc. 5.75% 2025	15	14
Nabors Industries, Inc. 7.375% 2027[1]	1,520	1,575
New Fortress Energy, Inc. 6.50% 2026[1]	11,805	11,730
NGL Energy Operating LLC 7.50% 2026[1]	16,770	17,317
NGL Energy Partners LP 7.50% 2023	369	364
Northern Oil and Gas, Inc. 8.125% 2028[1]	4,690	4,955
NorthRiver Midstream Finance LP 5.625% 2026[1]	1,250	1,302
NuStar Logistics LP 5.75% 2025	700	754
NuStar Logistics LP 6.00% 2026	225	244
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	4,090	4,464
Occidental Petroleum Corp. 2.90% 2024	210	215
Occidental Petroleum Corp. 5.875% 2025	4,927	5,438
Occidental Petroleum Corp. 8.00% 2025	380	444
Occidental Petroleum Corp. 3.50% 2029	3,460	3,560
Occidental Petroleum Corp. 6.625% 2030	4,438	5,499
Occidental Petroleum Corp. 8.875% 2030	2,970	4,011
Occidental Petroleum Corp. 6.125% 2031	2,360	2,871
Occidental Petroleum Corp. 4.40% 2049	1,972	2,000
Odebrecht Drilling Norbe 6.72% PIK and 1.00% Cash 2026[3]	13,666	2,733
Oleoducto Central SA 4.00% 2027[1]	2,300	2,290
ONEOK, Inc. 5.85% 2026	190	218
ONEOK, Inc. 3.10% 2030	63	64
ONEOK, Inc. 6.35% 2031	715	899
ONEOK, Inc. 4.95% 2047	700	812
ONEOK, Inc. 5.20% 2048	603	730
ONEOK, Inc. 4.45% 2049	1,850	2,049
ONEOK, Inc. 4.50% 2050	2,711	3,012
ONEOK, Inc. 7.15% 2051	36	52
Petrobras Global Finance Co. 8.75% 2026	1,500	1,824
Petrobras Global Finance Co. 5.60% 2031	1,700	1,803
Petrobras Global Finance Co. 6.75% 2050	1,700	1,781
Petróleos Mexicanos 6.875% 2025[1]	1,650	1,805
Petróleos Mexicanos 4.50% 2026	3,220	3,262
Petróleos Mexicanos 6.875% 2026	120	132
Petróleos Mexicanos 6.49% 2027	2,240	2,391
Petróleos Mexicanos 6.50% 2029	286	297
Petróleos Mexicanos 5.95% 2031	2,280	2,220
Petróleos Mexicanos 6.70% 2032[1]	7,367	7,455
Petróleos Mexicanos 6.95% 2060	1,400	1,252
Petrorio Luxembourg SARL 6.125% 2026[1]	6,090	6,116
Plains All American Pipeline LP 3.80% 2030	116	121
Precision Drilling Corp. 6.875% 2029[1]	590	602
Qatar Petroleum 3.125% 2041[1]	3,030	3,070
Qatar Petroleum 3.30% 2051[1]	200	207
Range Resources Corp. 4.875% 2025	1,540	1,592
Range Resources Corp. 9.25% 2026	300	324
Range Resources Corp. 8.25% 2029	1,450	1,619
Rattler Midstream Partners LP 5.625% 2025[1]	350	364
Rockcliff Energy II LLC 5.50% 2029[1]	475	490
SA Global Sukuk, Ltd. 1.602% 2026[1]	2,160	2,129
Sabine Pass Liquefaction, LLC 4.50% 2030	51	58
Sanchez Energy Corp. 7.25% 2023[1,7]	27	1
Shell International Finance BV 2.75% 2030	441	461
Shell International Finance BV 3.25% 2050	27	29
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031	3,000	2,959
SM Energy Co. 6.625% 2027	85	88
SM Energy Co. 6.50% 2028	1,980	2,052
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[5]	2,825	3,108
Southwestern Energy Co. 7.75% 2027	85	92
Southwestern Energy Co. 8.375% 2028	2,900	3,241
Southwestern Energy Co. 5.375% 2029	1,310	1,387
Southwestern Energy Co. 5.375% 2030	4,555	4,889
Southwestern Energy Co. 4.75% 2032	2,145	2,263
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	3,480	3,525
Suncor Energy, Inc. 3.75% 2051	295	317

8	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sunoco LP 6.00% 2027	$1,635	$1,707
Sunoco LP 4.50% 2029	6,875	6,993
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	2,210	2,275
Tallgrass Energy Partners, LP 7.50% 2025[1]	355	385
Targa Resources Partners LP 6.50% 2027	515	553
Targa Resources Partners LP 6.875% 2029	15	17
Targa Resources Partners LP 5.50% 2030	655	717
Targa Resources Partners LP 4.875% 2031	220	239
Total Capital International 3.127% 2050	36	37
TransCanada PipeLines, Ltd. 4.10% 2030	11	12
Transocean Guardian, Ltd. 5.875% 2024[1]	94	89
Transocean Poseidon, Ltd. 6.875% 2027[1]	247	239
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	7,410	7,867
Vine Energy Holdings LLC 6.75% 2029[1]	1,280	1,391
Western Gas Partners LP 4.50% 2028	550	600
Western Gas Partners LP 5.45% 2044	30	36
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[5]	210	220
Western Midstream Operating, LP 4.75% 2028	1,005	1,112
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[5]	22	24
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[5]	200	237
Williams Companies, Inc. 3.50% 2030	224	238
		320,009

Financials 7.73%
Advisor Group Holdings, LLC 6.25% 2028[1]	3,570	3,709
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	1,322	1,334
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	980	995
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	4,896	4,992
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	300	306
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	2,449	2,555
AG Merger Sub II, Inc. 10.75% 2027[1]	4,353	4,838
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	5,068	5,263
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	2,815	2,818
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	2,990	3,046
American International Group, Inc. 3.40% 2030	120	130
American International Group, Inc. 4.375% 2050	50	63
AmWINS Group, Inc. 4.875% 2029[1]	7,850	7,942
AON Corp. 2.20% 2022	48	49
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	4,554	4,678
Arthur J. Gallagher & Co. 3.50% 2051	106	112
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,4]	3,065	3,077
AssuredPartners, Inc. 8.00% 2027[1]	1,320	1,371
AssuredPartners, Inc. 5.625% 2029[1]	2,110	2,056
Bangkok Bank PCL 4.45% 2028	200	228
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	600	614
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	7,330	7,281
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	1,042	999
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[5]	1,700	1,673
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	240	243
Bank of East Asia, Ltd. 4.00% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.75% on 5/29/2025)[5]	1,000	1,032
Bank of Nova Scotia 0.70% 2024	4,400	4,363
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	200	196
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	2,400	2,436
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[5]	2,100	2,129
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	2,688	2,581
Chubb INA Holdings, Inc. 2.85% 2051	113	114
Chubb INA Holdings, Inc. 3.05% 2061	155	159
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[5]	2,208	2,222
Coinbase Global, Inc. 3.375% 2028[1]	7,640	7,150
Coinbase Global, Inc. 3.625% 2031[1]	3,640	3,355
Compass Diversified Holdings 5.25% 2029[1]	14,355	15,063
Compass Diversified Holdings 5.00% 2032[1]	5,745	5,897
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,5]	250	243
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,5]	1,400	1,546

American Funds Multi-Sector Income Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,5]	$1,425	$1,452
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	150	150
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	300	300
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	170	179
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[5]	1,650	1,664
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[2,4,8,9]	3,054	2,892
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,8,9]	4,071	3,856
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,5]	1,950	1,923
FS Energy and Power Fund 7.50% 2023[1]	6,584	6,873
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[5]	1,638	1,632
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[5]	1,377	1,357
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	3,214	3,241
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[5]	886	921
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,5]	250	247
Hartford Financial Services Group, Inc. 2.90% 2051	227	224
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)[1,5]	2,000	2,000
Hightower Holding, LLC 6.75% 2029[1]	6,955	7,154
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[5]	890	892
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	2,602	2,554
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.294% 2022[4]	271	267
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 1.985% 2022[4]	654	653
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 1.455% 2023[4]	1,360	1,328
Huarong Finance 2017 Co., Ltd. 4.25% 2027	3,500	3,545
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,000	1,034
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 2023[4]	2,151	2,108
Huarong Finance 2019 Co., Ltd. 2.50% 2023	200	199
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	202
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 2025[4]	1,862	1,778
Huarong Finance II Co., Ltd. 5.00% 2025	200	208
Huarong Finance II Co., Ltd. 5.50% 2025	438	460
Huarong Finance II Co., Ltd. 4.625% 2026	216	223
Huarong Finance II Co., Ltd. 4.875% 2026	698	725
HUB International, Ltd. 7.00% 2026[1]	3,695	3,801
HUB International, Ltd. 5.625% 2029[1]	6,905	7,124
Icahn Enterprises Finance Corp. 5.25% 2027	2,500	2,574
Icahn Enterprises Finance Corp. 4.375% 2029	1,660	1,621
ICBCIL Finance Co., Ltd. 3.625% 2027	2,200	2,333
Intercontinental Exchange, Inc. 2.65% 2040	575	557
Intercontinental Exchange, Inc. 3.00% 2060	55	54
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	4,610	4,727
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[5]	76	76
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	1,126	1,113
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[5]	2,950	2,844
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[5]	140	141
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[5]	2,229	2,260
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[5]	99	103
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	600	601
Ladder Capital Corp. 4.25% 2027[1]	2,820	2,842
LPL Holdings, Inc. 4.625% 2027[1]	140	145
LPL Holdings, Inc. 4.00% 2029[1]	3,000	3,076
LPL Holdings, Inc. 4.375% 2031[1]	1,770	1,813
Marsh & McLennan Companies, Inc. 2.375% 2031	1,644	1,662
MetLife, Inc. 4.55% 2030	40	47
Metropolitan Life Global Funding I 1.95% 2023[1]	150	152
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[5]	3,160	3,111
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	1,471	1,440
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[5]	459	459
MSCI, Inc. 4.00% 2029[1]	1,000	1,047
MSCI, Inc. 3.625% 2030[1]	3,680	3,768
MSCI, Inc. 3.875% 2031[1]	1,171	1,221
National Financial Partners Corp. 6.875% 2028[1]	4,349	4,368
Navient Corp. 5.875% 2024	2,180	2,327
Navient Corp. 5.00% 2027	4,900	5,002

10	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 5.625% 2033	$10,995	$10,488
New York Life Global Funding 0.85% 2026[1]	80	78
New York Life Global Funding 1.20% 2030[1]	21	20
Power Financial Corp., Ltd. 6.15% 2028	200	236
Power Financial Corp., Ltd. 4.50% 2029	2,100	2,243
Power Financial Corp., Ltd. 3.35% 2031	3,000	2,963
Progressive Corp. 3.20% 2030	30	32
Rede D’Or Finance SARL 4.50% 2030[1]	2,651	2,584
Royal Bank of Canada 1.20% 2026	2,250	2,212
Royal Bank of Canada 2.30% 2031	820	825
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	834	846
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[5]	3,843	3,961
Travelers Companies, Inc. 4.10% 2049	20	24
Travelers Companies, Inc. 2.55% 2050	3	3
Vigorous Champion International, Ltd. 4.25% 2029	416	440
Westpac Banking Corp. 1.953% 2028	1,491	1,486
Xiaomi Best Time International, Ltd. 2.875% 2031[1]	1,605	1,576
Xiaomi Best Time International, Ltd. 4.10% 2051[1]	1,120	1,139
		254,664

Materials 6.29%
Alcoa Netherlands Holding BV 5.50% 2027[1]	300	321
Allegheny Technologies, Inc. 4.875% 2029	3,190	3,198
Allegheny Technologies, Inc. 5.125% 2031	1,690	1,705
Alpek, SAB de CV 3.25% 2031[1]	1,100	1,099
Anglo American Capital PLC 2.875% 2031[1]	500	498
Anglo American Capital PLC 3.95% 2050[1]	206	219
ArcelorMittal 4.25% 2029	329	361
ArcelorMittal 7.00% 2039	237	327
ArcelorMittal 6.75% 2041	1,374	1,859
Arconic Corp. 6.00% 2025[1]	115	120
Ardagh Group SA 6.50% Cash 2027[1,3]	1,340	1,382
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	5,980	5,934
Axalta Coating Systems LLC 4.75% 2027[1]	3,085	3,219
Bluestar Finance Holdings, Ltd. 3.875% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 6.651% on 6/24/2023)[5]	1,600	1,633
Braskem Idesa SAPI 7.45% 2029[1]	5,450	5,656
Braskem Idesa SAPI 7.45% 2029	500	519
Braskem Idesa SAPI 6.99% 2032[1]	5,880	5,912
Braskem SA 4.50% 2030[1]	1,170	1,246
Braskem SA 4.50% 2030	850	905
Braskem SA 5.875% 2050[1]	400	462
BWAY Parent Co., Inc. 5.50% 2024[1]	1,995	2,016
Canpack SA / Canpack US, LLC 3.875% 2029[1]	4,100	4,009
Cleveland-Cliffs, Inc. 9.875% 2025[1]	96	109
Cleveland-Cliffs, Inc. 6.75% 2026[1]	260	276
Cleveland-Cliffs, Inc. 5.875% 2027	160	167
Cleveland-Cliffs, Inc. 4.875% 2031[1]	1,850	1,925
Constellium SE 3.75% 2029[1]	3,140	3,094
CVR Partners LP 9.25% 2023[1]	151	152
CVR Partners LP 6.125% 2028[1]	5,965	6,302
Diamond (BC) BV 4.625% 2029[1]	720	715
Dow Chemical Co. 4.80% 2049	57	73
Dow Chemical Co. 3.60% 2050	5	5
Ecolab, Inc. 2.125% 2032	2,500	2,482
Element Solutions, Inc. 3.875% 2028[1]	3,450	3,472
First Quantum Minerals, Ltd. 6.50% 2024[1]	4,950	5,017
First Quantum Minerals, Ltd. 6.875% 2027[1]	11,417	12,300
FMG Resources 4.375% 2031[1]	3,110	3,271
Freeport-McMoRan, Inc. 5.40% 2034	1,250	1,524
Freeport-McMoRan, Inc. 5.45% 2043	535	674
Fresnillo PLC 4.25% 2050[1]	1,100	1,154
FXI Holdings, Inc. 7.875% 2024[1]	2,333	2,379
FXI Holdings, Inc. 12.25% 2026[1]	11,891	13,393
Glencore Funding LLC 2.625% 2031[1]	2,000	1,946
Glencore Funding LLC 3.875% 2051[1]	2,000	2,094

American Funds Multi-Sector Income Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
GPC Merger Sub, Inc. 7.125% 2028[1]	$2,017	$2,091
Gran Colombia Gold Corp. 6.875% 2026[1]	1,860	1,867
Hexion, Inc. 7.875% 2027[1]	4,240	4,477
Huntsman International LLC 2.95% 2031	80	81
International Flavors & Fragrances, Inc. 1.832% 2027[1]	24	24
International Flavors & Fragrances, Inc. 2.30% 2030[1]	744	730
International Flavors & Fragrances, Inc. 3.468% 2050[1]	650	683
Labl, Inc. 8.25% 2029[1]	2,175	2,191
LSB Industries, Inc. 6.25% 2028[1]	3,570	3,718
LYB International Finance III, LLC 2.25% 2030	521	519
LYB International Finance III, LLC 3.375% 2040	1,150	1,200
LYB International Finance III, LLC 3.625% 2051	1,091	1,158
Mercer International, Inc. 5.125% 2029	1,965	2,010
Methanex Corp. 5.125% 2027	5,150	5,413
Methanex Corp. 5.25% 2029	3,000	3,168
Newcrest Finance Pty, Ltd. 3.25% 2030[1]	62	65
Newcrest Finance Pty, Ltd. 4.20% 2050[1]	15	17
Nova Chemicals Corp. 5.25% 2027[1]	3,100	3,305
Nova Chemicals Corp. 4.25% 2029[1]	3,000	3,017
Novelis Corp. 4.75% 2030[1]	3,371	3,550
Novelis Corp. 3.875% 2031[1]	1,671	1,663
Olin Corp. 5.00% 2030	3,000	3,154
Owens-Illinois, Inc. 6.625% 2027[1]	450	475
Praxair, Inc. 2.00% 2050	18	16
Rayonier A.M. Products, Inc. 7.625% 2026[1]	67	71
Rio Tinto Finance (USA), Ltd. 2.75% 2051	187	186
SCIH Salt Holdings, Inc. 4.875% 2028[1]	12,385	11,909
SCIH Salt Holdings, Inc. 6.625% 2029[1]	6,200	5,806
Scotts Miracle-Gro Co. 4.50% 2029	2,068	2,159
Scotts Miracle-Gro Co. 4.375% 2032[1]	1,770	1,768
Sealed Air Corp. 4.00% 2027[1]	1,688	1,761
Silgan Holdings, Inc. 4.125% 2028	1,474	1,508
Summit Materials, Inc. 6.50% 2027[1]	270	281
Summit Materials, Inc. 5.25% 2029[1]	2,900	3,042
Trivium Packaging BV 5.50% 2026[1]	200	208
Trivium Packaging BV 8.50% 2027[1]	1,200	1,270
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	6,470	6,552
Unifrax Escrow Issuer Corp. 7.50% 2029[1]	2,405	2,432
Valvoline, Inc. 4.25% 2030[1]	2,265	2,314
Valvoline, Inc. 3.625% 2031[1]	2,535	2,458
Venator Materials Corp. 5.75% 2025[1]	2,815	2,705
Venator Materials Corp. 9.50% 2025[1]	4,410	4,825
W. R. Grace Holdings LLC 4.875% 2027[1]	2,035	2,093
W. R. Grace Holdings LLC 5.625% 2029[1]	2,055	2,109
Warrior Met Coal, Inc. 7.875% 2028[1]	2,100	2,155
		207,328

Communication services 6.18%
Alphabet, Inc. 2.25% 2060	30	27
Altice France SA 5.125% 2029[1]	4,243	4,146
AT&T, Inc. 2.75% 2031	45	46
AT&T, Inc. 2.25% 2032	935	905
AT&T, Inc. 3.50% 2053	7,498	7,579
Axiata SPV5 Labuan, Ltd. 3.064% 2050	200	192
Cablevision Systems Corp. 5.375% 2028[1]	650	674
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	208
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	5,140	5,270
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	4,200	4,375
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,600	4,650
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	685	706
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	3,450	3,525
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	6,500	6,407
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	15
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	280	314
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	30	29
Centerfield Media Parent, Inc. 6.625% 2026[1]	1,155	1,159
Cinemark USA, Inc. 5.875% 2026[1]	3,565	3,614

12	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Cogent Communications Group, Inc. 3.50% 2026[1]	$2,530	$2,572
Comcast Corp. 2.65% 2030	200	208
Comcast Corp. 3.75% 2040	15	17
Comcast Corp. 4.00% 2048	35	40
Consolidated Communications, Inc. 5.00% 2028[1]	1,400	1,416
CSC Holdings, LLC 4.625% 2030[1]	400	379
Diamond Sports Group LLC 5.375% 2026[1]	571	286
Diamond Sports Group LLC 6.625% 2027[1]	3,175	897
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,4]	2,043	2,048
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	2,435	2,496
DISH DBS Corp. 5.125% 2029	1,850	1,686
Embarq Corp. 7.995% 2036	475	533
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,4]	49	49
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,4]	325	334
Front Range BidCo, Inc. 6.125% 2028[1]	7,420	7,320
Frontier Communications Corp. 5.875% 2027[1]	1,440	1,525
Frontier Communications Corp. 5.00% 2028[1]	1,075	1,109
Frontier Communications Corp. 6.75% 2029[1]	2,039	2,124
Frontier Communications Holdings, LLC 5.875% 2029	9	9
Gray Escrow II, Inc. 5.375% 2031[1]	4,725	4,869
Gray Television, Inc. 7.00% 2027[1]	3,570	3,819
Inmarsat PLC 6.75% 2026[1]	230	242
Intelsat Jackson Holding Co. 5.50% 2023[7]	65	30
Intelsat Jackson Holding Co. 8.00% 2024[1]	35	36
Intelsat Jackson Holding Co. 8.50% 2024[1,7]	45	21
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[2,4]	2,845	2,855
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	35	35
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,4]	1,302	1,301
Lamar Media Corp. 4.875% 2029	2,030	2,122
Lamar Media Corp. 4.00% 2030	3,100	3,149
Lamar Media Corp. 3.625% 2031	175	171
Level 3 Financing, Inc. 4.25% 2028[1]	1,710	1,696
Level 3 Financing, Inc. 3.75% 2029[1]	2,670	2,541
Ligado Networks LLC 15.50% PIK 2023[1,3]	1,480	1,201
Live Nation Entertainment, Inc. 4.75% 2027[1]	750	772
Match Group, Inc. 4.625% 2028[1]	150	156
Midas OpCo Holdings LLC 5.625% 2029[1]	8,145	8,351
Netflix, Inc. 4.875% 2028	357	408
Netflix, Inc. 5.875% 2028	749	902
Netflix, Inc. 5.375% 2029[1]	454	540
Netflix, Inc. 4.875% 2030[1]	1,391	1,625
News Corp. 3.875% 2029[1]	7,750	7,841
Nexstar Broadcasting, Inc. 4.75% 2028[1]	1,350	1,378
Nexstar Escrow Corp. 5.625% 2027[1]	3,270	3,451
OUTFRONT Media Capital LLC 5.00% 2027[1]	520	533
OUTFRONT Media Capital LLC 4.25% 2029[1]	3,000	3,010
OUTFRONT Media Capital LLC 4.625% 2030[1]	1,990	1,988
PLDT, Inc. 2.50% 2031	1,700	1,689
SBA Tower Trust 1.631% 2026[1]	4,000	3,940
Scripps Escrow II, Inc. 3.875% 2029[1]	1,500	1,500
Sirius XM Radio, Inc. 5.00% 2027[1]	1,075	1,119
Sirius XM Radio, Inc. 4.00% 2028[1]	4,825	4,860
Sirius XM Radio, Inc. 4.125% 2030[1]	2,185	2,189
Sirius XM Radio, Inc. 3.875% 2031[1]	2,700	2,652
Sprint Corp. 6.875% 2028	2,470	3,129
Sprint Corp. 8.75% 2032	4,330	6,502
Summer (BC) BidCo B LLC 5.50% 2026[1]	1,210	1,240
Tencent Holdings, Ltd. 3.975% 2029	900	980
Tencent Holdings, Ltd. 3.24% 2050[1]	1,400	1,324
T-Mobile US, Inc. 2.625% 2029	280	276
T-Mobile US, Inc. 2.70% 2032[1]	109	110
T-Mobile US, Inc. 3.30% 2051	246	241
T-Mobile US, Inc. 3.40% 2052[1]	1,010	1,007
Univision Communications, Inc. 5.125% 2025[1]	150	152
Univision Communications, Inc. 6.625% 2027[1]	8,135	8,774
Univision Communications, Inc. 4.50% 2029[1]	12,310	12,455

American Funds Multi-Sector Income Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
UPC Broadband Finco BV 4.875% 2031[1]	$4,410	$4,505
Verizon Communications, Inc. 1.75% 2031	825	782
Verizon Communications, Inc. 2.55% 2031	1,275	1,288
Verizon Communications, Inc. 3.40% 2041	400	420
Verizon Communications, Inc. 2.875% 2050	192	183
Verizon Communications, Inc. 3.55% 2051	642	693
Warner Music Group 3.875% 2030[1]	1,495	1,521
Ziggo Bond Co. BV 5.125% 2030[1]	1,100	1,107
Ziggo Bond Finance BV 5.50% 2027[1]	1,056	1,086
Ziggo Bond Finance BV 4.875% 2030[1]	13,820	14,196
		203,852

Health care 5.91%
AmerisourceBergen Corp. 2.70% 2031	5,490	5,553
AstraZeneca Finance LLC 1.75% 2028	812	808
AstraZeneca Finance LLC 2.25% 2031	121	122
AstraZeneca PLC 3.00% 2051	56	59
Avantor Funding, Inc. 4.625% 2028[1]	1,835	1,916
Avantor Funding, Inc. 3.875% 2029[1]	3,740	3,786
Bausch Health Companies, Inc. 9.25% 2026[1]	1,370	1,449
Bausch Health Companies, Inc. 5.75% 2027[1]	200	208
Bausch Health Companies, Inc. 4.875% 2028[1]	1,825	1,865
Bausch Health Companies, Inc. 5.00% 2028[1]	660	608
Bausch Health Companies, Inc. 7.00% 2028[1]	830	827
Bausch Health Companies, Inc. 5.25% 2030[1]	1,220	1,075
Bausch Health Companies, Inc. 5.25% 2031[1]	7,680	6,761
Baxter International, Inc. 1.915% 2027[1]	1,600	1,607
Boston Scientific Corp. 2.65% 2030	150	153
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	455	473
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	1,850	1,827
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	3,265	3,260
Centene Corp. 4.25% 2027	30	31
Centene Corp. 2.45% 2028	10,155	10,018
Centene Corp. 4.625% 2029	6,191	6,687
Centene Corp. 3.00% 2030	610	621
Centene Corp. 3.375% 2030	644	657
Centene Corp. 2.50% 2031	2,280	2,223
Centene Corp. 2.625% 2031	4,440	4,359
Charles River Laboratories International, Inc. 4.25% 2028[1]	1,923	2,003
Charles River Laboratories International, Inc. 3.75% 2029[1]	1,550	1,568
Cigna Corp. 2.375% 2031	192	193
Community Health Systems, Inc. 5.625% 2027[1]	2,160	2,289
Community Health Systems, Inc. 6.00% 2029[1]	165	176
Community Health Systems, Inc. 6.875% 2029[1]	1,200	1,224
DaVita, Inc. 4.625% 2030[1]	3,470	3,559
Eli Lilly and Company 3.375% 2029	15	17
Encompass Health Corp. 4.50% 2028	1,267	1,305
Encompass Health Corp. 4.75% 2030	1,280	1,320
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,100	821
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	3,610	3,545
Grifols Escrow Issuer SA 4.75% 2028[1]	950	971
HCA, Inc. 5.375% 2026	425	478
HCA, Inc. 5.625% 2028	3,770	4,412
HealthEquity, Inc. 4.50% 2029[1]	1,410	1,398
IMS Health Holdings, Inc. 5.00% 2026[1]	600	617
Jazz Securities DAC 4.375% 2029[1]	4,585	4,755
Johnson & Johnson 2.10% 2040	40	38
Kaiser Foundation Hospitals 2.81% 2041	355	358
Merck & Co., Inc. 1.45% 2030	70	67
Molina Healthcare, Inc. 4.375% 2028[1]	5,425	5,597
Molina Healthcare, Inc. 3.875% 2032[1]	3,210	3,235
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	2,000	1,997
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	5,850	5,942
Novartis Capital Corp. 1.75% 2025	41	42
Novartis Capital Corp. 2.00% 2027	24	24
Novartis Capital Corp. 2.20% 2030	30	30
Option Care Health, Inc. 4.375% 2029[1]	1,330	1,335

14	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Organon Finance 1 LLC 5.125% 2031[1]	$1,335	$1,397
Owens & Minor, Inc. 4.50% 2029[1]	230	236
Par Pharmaceutical, Inc. 7.50% 2027[1]	450	461
Partners HealthCare System, Inc. 3.192% 2049	42	45
Pfizer, Inc. 1.70% 2030	44	43
Radiology Partners, Inc. 9.25% 2028[1]	1,775	1,866
Rede D’Or Finance SARL 4.50% 2030	2,605	2,540
Roche Holdings, Inc. 1.93% 2028[1]	4,870	4,903
Roche Holdings, Inc. 2.076% 2031[1]	7,204	7,189
Roche Holdings, Inc. 2.607% 2051[1]	591	582
RP Escrow Issuer, LLC 5.25% 2025[1]	1,635	1,651
Select Medical Holdings Corp. 6.25% 2026[1]	196	208
Summa Health 3.511% 2051	1,325	1,401
Surgery Center Holdings 10.00% 2027[1]	235	250
Syneos Health, Inc. 3.625% 2029[1]	1,559	1,542
Tenet Healthcare Corp. 4.625% 2024	21	21
Tenet Healthcare Corp. 7.50% 2025[1]	190	200
Tenet Healthcare Corp. 4.875% 2026[1]	750	772
Tenet Healthcare Corp. 5.125% 2027[1]	1,230	1,283
Tenet Healthcare Corp. 6.125% 2028[1]	1,410	1,492
Tenet Healthcare Corp. 4.375% 2030[1]	6,000	6,089
Teva Pharmaceutical Finance Co. BV 3.15% 2026	14,060	13,238
Teva Pharmaceutical Finance Co. BV 4.75% 2027	10,380	10,298
Teva Pharmaceutical Finance Co. BV 6.75% 2028	12,590	13,427
Teva Pharmaceutical Finance Co. BV 5.125% 2029	11,970	11,755
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,000	2,540
Thermo Fisher Scientific, Inc. 1.75% 2028	87	87
Thermo Fisher Scientific, Inc. 2.00% 2031	66	65
Thermo Fisher Scientific, Inc. 2.80% 2041	73	74
UnitedHealth Group, Inc. 1.15% 2026	2,151	2,130
UnitedHealth Group, Inc. 1.25% 2026	278	277
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	163	166
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	200	211
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	79
		194,787

Industrials 5.82%
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,885	1,841
Associated Materials, LLC 9.00% 2025[1]	328	351
Atkore, Inc. 4.25% 2031[1]	2,000	2,053
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[2,4]	4,000	3,992
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,4]	1,875	1,904
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	225	227
Boeing Company 2.196% 2026	25	25
Boeing Company 2.75% 2026	500	515
Boeing Company 3.25% 2028	1,078	1,124
Boeing Company 5.15% 2030	12,783	14,906
Boeing Company 3.625% 2031	4,738	5,058
Boeing Company 3.75% 2050	83	86
Boeing Company 5.805% 2050	397	539
Bombardier, Inc. 7.50% 2025[1]	1,390	1,418
Bombardier, Inc. 7.125% 2026[1]	6,050	6,284
Bombardier, Inc. 7.875% 2027[1]	3,050	3,167
Bombardier, Inc. 6.00% 2028[1]	1,790	1,798
Builders FirstSource, Inc. 4.25% 2032[1]	2,175	2,256
Burlington Northern Santa Fe LLC 3.55% 2050	750	842
Burlington Northern Santa Fe LLC 3.05% 2051	18	19
Burlington Northern Santa Fe LLC 3.30% 2051	1,652	1,798
Burlington Northern Santa Fe LLC 2.875% 2052	10	10
BWX Technologies, Inc. 4.125% 2028[1]	1,150	1,169
BWX Technologies, Inc. 4.125% 2029[1]	1,080	1,095
Canadian Pacific Railway, Ltd. 1.75% 2026	435	437
Canadian Pacific Railway, Ltd. 2.45% 2031	455	464
Canadian Pacific Railway, Ltd. 3.00% 2041	155	159
Canadian Pacific Railway, Ltd. 3.10% 2051	257	265
Clarivate Science Holdings Corp. 3.875% 2028[1]	4,910	4,944
Clarivate Science Holdings Corp. 4.875% 2029[1]	7,645	7,766

American Funds Multi-Sector Income Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
CoreLogic, Inc. 4.50% 2028[1]	$11,844	$11,817
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,4]	3,950	3,997
Cornerstone Building Brands, Inc., Term Loan B,
(3-month USD-LIBOR + 3.25%) 3.75% 2028[2,4]	146	146
Covert Mergeco, Inc. 4.875% 2029[1]	3,045	3,095
CSX Corp. 4.50% 2049	25	31
Dun & Bradstreet Corp. 6.875% 2026[1]	108	112
Dun & Bradstreet Corp. 5.00% 2029[1]	7,948	8,145
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	466
General Dynamics Corp. 1.15% 2026	4,600	4,562
GFL Environmental, Inc. 4.00% 2028[1]	4,500	4,418
Gol Finance SA 8.00% 2026[1]	9,115	8,589
Harsco Corp. 5.75% 2027[1]	1,885	1,922
Honeywell International, Inc. 2.70% 2029	35	37
Howmet Aerospace, Inc. 6.875% 2025	3	3
JELD-WEN Holding, Inc. 4.875% 2027[1]	2,090	2,148
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	70	72
Labl Escrow Issuer, LLC 10.50% 2027[1]	500	525
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	2,702	3,109
Lockheed Martin Corp. 1.85% 2030	360	354
Lockheed Martin Corp. 3.60% 2035	49	55
Lockheed Martin Corp. 4.50% 2036	41	50
Lockheed Martin Corp. 4.07% 2042	24	28
Lockheed Martin Corp. 2.80% 2050	197	197
Lockheed Martin Corp. 4.09% 2052	74	92
LSC Communications, Inc. 8.75% 2023[1,7,8,9]	45	—6
Masco Corp. 2.00% 2031	48	46
MasTec, Inc. 4.50% 2028[1]	1,425	1,482
Mexico City Airport Trust 4.25% 2026	1,600	1,696
Moog, Inc. 4.25% 2027[1]	1,481	1,494
Mueller Water Products, Inc. 4.00% 2029[1]	1,200	1,214
NESCO Holdings II, Inc. 5.50% 2029[1]	730	755
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	1,250	1,293
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,300	1,374
Norfolk Southern Corp. 3.05% 2050	8	8
PGT Innovations, Inc. 4.375% 2029[1]	1,790	1,802
PM General Purchaser LLC 9.50% 2028[1]	4,000	4,058
Raytheon Technologies Corp. 1.90% 2031	1,515	1,463
Republic Services, Inc. 2.375% 2033	1,090	1,086
Ritchie Bros. Holdings, Inc. 4.75% 2031[1]	900	941
Roller Bearing Company of America, Inc. 4.375% 2029[1]	2,755	2,814
Rolls-Royce PLC 5.75% 2027[1]	6,230	6,896
Sensata Technologies Holding BV 4.00% 2029[1]	2,230	2,281
Sensata Technologies, Inc. 3.75% 2031[1]	150	150
Siemens AG 1.20% 2026[1]	250	246
SkyMiles IP, Ltd. 4.75% 2028[1]	1,140	1,246
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[2,4]	750	795
SRS Distribution, Inc. 4.625% 2028[1]	5,810	5,841
SRS Distribution, Inc. 6.125% 2029[1]	1,365	1,393
Stericycle, Inc. 3.875% 2029[1]	3,180	3,137
TransDigm, Inc. 6.25% 2026[1]	1,250	1,301
TransDigm, Inc. 5.50% 2027	1,235	1,274
TransDigm, Inc. 4.625% 2029	6,970	6,959
TransDigm, Inc. 4.875% 2029	1,990	2,002
Triton Container International, Ltd. 1.15% 2024[1]	244	241
Uber Technologies, Inc. 8.00% 2026[1]	2,185	2,330
Union Pacific Corp. 2.375% 2031	2,480	2,531
Union Pacific Corp. 4.30% 2049	75	94
Union Pacific Corp. 3.25% 2050	13	14
United Airlines Holdings, Inc. 6.50% 2027[1]	975	1,042
United Airlines, Inc. 4.375% 2026[1]	2,455	2,563
United Airlines, Inc. 4.625% 2029[1]	1,990	2,056
United Rentals, Inc. 5.25% 2030	960	1,041
Vertical Holdco GMBH 7.625% 2028[1]	1,302	1,397
WESCO Distribution, Inc. 7.125% 2025[1]	270	287
WESCO Distribution, Inc. 7.25% 2028[1]	2,465	2,706
		191,831

16	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 3.60%
7-Eleven, Inc. 0.95% 2026[1]	$365	$354
7-Eleven, Inc. 1.30% 2028[1]	445	424
7-Eleven, Inc. 1.80% 2031[1]	2,845	2,695
7-Eleven, Inc. 2.50% 2041[1]	900	832
7-Eleven, Inc. 2.80% 2051[1]	815	758
Albertsons Companies, Inc. 3.50% 2029[1]	4,175	4,190
Altria Group, Inc. 4.80% 2029	2,000	2,258
Altria Group, Inc. 3.40% 2030	800	829
Altria Group, Inc. 4.45% 2050	650	672
Altria Group, Inc. 3.70% 2051	3,110	2,905
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	114
Anheuser-Busch InBev NV 4.60% 2048	600	735
Anheuser-Busch InBev NV 4.50% 2050	870	1,075
B&G Foods, Inc. 5.25% 2025	245	251
B&G Foods, Inc. 5.25% 2027	3,930	4,067
British American Tobacco PLC 2.726% 2031	2,750	2,672
British American Tobacco PLC 4.54% 2047	148	155
British American Tobacco PLC 4.758% 2049	550	592
British American Tobacco PLC 3.984% 2050	2,200	2,120
Central Garden & Pet Co. 4.125% 2030	1,070	1,081
Central Garden & Pet Co. 4.125% 2031[1]	5,215	5,249
Conagra Brands, Inc. 1.375% 2027	35	33
Conagra Brands, Inc. 5.30% 2038	2	3
Constellation Brands, Inc. 2.875% 2030	640	658
Constellation Brands, Inc. 2.25% 2031	510	499
Darling Ingredients, Inc. 5.25% 2027[1]	280	289
Edgewell Personal Care Co. 5.50% 2028[1]	1,770	1,881
Energizer Holdings, Inc. 4.375% 2029[1]	3,320	3,245
Ingles Markets, Inc. 4.00% 2031[1]	3,345	3,375
InRetail Consumer 3.25% 2028[1]	3,100	3,073
InRetail Consumer 3.25% 2028	200	198
Keurig Dr Pepper, Inc. 3.20% 2030	30	32
Kimberly-Clark Corp. 3.10% 2030	162	175
Kimberly-Clark Corp. 2.00% 2031	1,390	1,384
Kraft Heinz Company 5.20% 2045	180	229
Kraft Heinz Company 4.375% 2046	3,860	4,530
Kraft Heinz Company 4.875% 2049	655	824
Kraft Heinz Company 5.50% 2050	1,500	2,035
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	6,070	6,003
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	5,550	5,240
Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,590	2,662
Lamb Weston Holdings, Inc. 4.375% 2032[1]	6,000	6,198
MARB BondCo PLC 3.95% 2031[1]	2,577	2,465
Molson Coors Brewing Co. 4.20% 2046	20	22
Natura Cosmeticos SA 4.125% 2028[1]	3,800	3,735
NBM US Holdings, Inc. 6.625% 2029[1]	500	548
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,4]	5,581	5,593
PepsiCo, Inc. 1.625% 2030	6	6
PepsiCo, Inc. 1.40% 2031	34	32
PepsiCo, Inc. 1.95% 2031	1,329	1,330
Performance Food Group, Inc. 4.25% 2029[1]	1,863	1,851
Philip Morris International, Inc. 3.375% 2029	85	92
Philip Morris International, Inc. 1.75% 2030	961	915
Philip Morris International, Inc. 4.25% 2044	27	31
Post Holdings, Inc. 5.625% 2028[1]	320	340
Post Holdings, Inc. 5.50% 2029[1]	6,180	6,503
Post Holdings, Inc. 4.625% 2030[1]	4,556	4,649
Post Holdings, Inc. 4.50% 2031[1]	2,000	1,988
Prestige Brands International, Inc. 5.125% 2028[1]	2,000	2,085
Prestige Brands International, Inc. 3.75% 2031[1]	3,660	3,556
Procter & Gamble Company 0.55% 2025	19	19
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	445	450
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	560	577
Simmons Foods, Inc. 4.625% 2029[1]	3,295	3,251
US Foods, Inc. 4.625% 2030[1]	1,880	1,904
		118,536

American Funds Multi-Sector Income Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 3.45%
AEP Texas, Inc. 3.45% 2051	$500	$505
AEP Transmission Co. LLC 2.75% 2051	21	20
AES Panama Generation Holdings SRL 4.375% 2030	1,400	1,460
AES Panama Generation Holdings SRL 4.375% 2030[1]	875	912
Alabama Power Co. 3.00% 2052	235	235
Alfa Desarrollo SpA 4.55% 2051[1]	7,145	7,064
American Electric Power Company, Inc. 1.00% 2025	25	24
AmeriGas Partners LP 5.625% 2024	175	189
Calpine Corp. 5.125% 2028[1]	1,070	1,088
Cleveland Electric Illuminating Co. 4.55% 2030[1]	205	236
Connecticut Light and Power Co. 2.05% 2031	175	173
Consorcio Transmantaro SA 4.70% 2034	1,000	1,100
Consumers Energy Co. 3.10% 2050	36	38
Consumers Energy Co. 2.65% 2052	430	420
Dominion Energy, Inc. 2.25% 2031	350	342
DPL, Inc. 4.125% 2025	1,390	1,455
DTE Electric Company 3.70% 2045	239	265
DTE Energy Company 1.90% 2028	1,010	1,001
DTE Energy Company 2.95% 2050	71	72
Duke Energy Carolinas, LLC 2.55% 2031	217	223
Duke Energy Progress, LLC 2.00% 2031	480	469
Duke Energy Progress, LLC 2.90% 2051	125	124
Edison International 4.95% 2025	130	141
Edison International 5.75% 2027	16	18
Edison International 4.125% 2028	934	987
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[5]	4,000	4,097
Emera US Finance LP 2.639% 2031	1,325	1,304
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	475
Empresas Publicas de Medellin ESP 4.375% 2031[1]	1,150	1,083
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	2,070	2,060
ENN Energy Holdings, Ltd. 2.625% 2030	1,000	995
ENN Energy Holdings, Ltd. 2.625% 2030[1]	700	696
Entergy Corp. 2.40% 2031	50	49
FirstEnergy Corp. 4.10% 2028[1]	675	742
FirstEnergy Corp. 2.25% 2030	1,518	1,464
FirstEnergy Corp. 2.65% 2030	12,512	12,387
FirstEnergy Corp. 7.375% 2031	1,667	2,254
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)[5]	180	194
FirstEnergy Transmission LLC 2.866% 2028[1]	325	326
Florida Power & Light Company 2.875% 2051	2,022	2,056
Instituto Costarricense de Electricidad 6.75% 2031[1]	2,000	2,028
Investment Energy Resources, Ltd. 6.25% 2029[1]	350	376
Jersey Central Power & Light Co. 4.30% 2026[1]	50	54
Jersey Central Power & Light Co. 2.75% 2032[1]	250	254
Monongahela Power Co. 3.55% 2027[1]	1,775	1,900
NextEra Energy Capital Holdings, Inc. 2.44% 2032	8,000	8,025
Oncor Electric Delivery Company, LLC 2.70% 2051[1]	150	145
Pacific Gas and Electric Co. 2.95% 2026	29	29
Pacific Gas and Electric Co. 3.15% 2026	596	610
Pacific Gas and Electric Co. 2.10% 2027	300	290
Pacific Gas and Electric Co. 3.30% 2027	373	380
Pacific Gas and Electric Co. 3.00% 2028	225	227
Pacific Gas and Electric Co. 3.75% 2028	1,094	1,139
Pacific Gas and Electric Co. 4.65% 2028	125	136
Pacific Gas and Electric Co. 4.55% 2030	6,975	7,549
Pacific Gas and Electric Co. 2.50% 2031	3,210	3,061
Pacific Gas and Electric Co. 3.25% 2031	1,550	1,557
Pacific Gas and Electric Co. 3.50% 2050	4,576	4,250
PG&E Corp. 5.00% 2028	1,610	1,696
PG&E Corp. 5.25% 2030	2,830	2,973
Public Service Company of Colorado 1.875% 2031	2,525	2,457
Public Service Company of Colorado 1.90% 2031	1,200	1,167
Public Service Electric and Gas Co. 1.90% 2031	300	292
Southern California Edison Co. 0.975% 2024	275	273
Southern California Edison Co. 2.25% 2030	50	49
Southern California Edison Co. 2.50% 2031	3,100	3,115

18	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southwestern Electric Power Co. 3.25% 2051	$250	$248
State Grid Overseas Investment, Ltd. 4.375% 2043	1,200	1,511
Talen Energy Corp. 10.50% 2026[1]	9,445	4,071
Talen Energy Corp. 7.25% 2027[1]	1,255	1,112
Talen Energy Corp. 6.625% 2028[1]	190	167
Talen Energy Supply, LLC 7.625% 2028[1]	1,165	1,039
Union Electric Co. 2.15% 2032	350	344
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	9,065	9,420
Virginia Electric and Power Co. 2.30% 2031	175	176
Virginia Electric and Power Co. 2.45% 2050	25	23
Wisconsin Power and Light Co. 1.95% 2031	275	268
Xcel Energy, Inc. 1.75% 2027	1,100	1,091
Xcel Energy, Inc. 2.60% 2029	850	870
Xcel Energy, Inc. 2.35% 2031	275	274
Xcel Energy, Inc. 3.50% 2049	290	309
		113,698

Information technology 3.14%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,4]	2,150	2,151
Analog Devices, Inc. 1.70% 2028	398	397
Analog Devices, Inc. 2.10% 2031	558	560
Apple, Inc. 1.25% 2030	50	47
Apple, Inc. 2.40% 2050	30	28
Apple, Inc. 2.65% 2051	420	414
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,4]	800	809
Black Knight, Inc. 3.625% 2028[1]	4,710	4,711
BMC Software, Inc. 7.125% 2025[1]	5,900	6,194
BMC Software, Inc. 9.125% 2026[1]	90	94
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,4]	6,675	6,745
Booz Allen Hamilton, Inc. 4.00% 2029[1]	2,787	2,883
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	53	57
Broadcom, Inc. 4.75% 2029	350	399
Broadcom, Inc. 4.15% 2030	350	388
Broadcom, Inc. 2.45% 2031[1]	7,591	7,451
Broadcom, Inc. 4.30% 2032	1,000	1,125
Broadcom, Inc. 2.60% 2033[1]	6,660	6,502
Broadcom, Inc. 3.469% 2034[1]	474	497
Broadcom, Inc. 3.187% 2036[1]	111	111
Broadcom, Inc. 3.50% 2041[1]	1,087	1,118
Broadcom, Inc. 3.75% 2051[1]	1,369	1,435
CA Magnum Holdings 5.375% 2026[1]	2,675	2,772
Diebold Nixdorf, Inc. 9.375% 2025[1]	1,230	1,326
Fair Isaac Corp. 4.00% 2028[1]	2,640	2,718
Gartner, Inc. 4.50% 2028[1]	1,195	1,250
Gartner, Inc. 3.75% 2030[1]	1,460	1,495
Global Payments, Inc. 2.90% 2030	116	118
Mastercard, Inc. 2.00% 2031	179	179
Mastercard, Inc. 3.85% 2050	100	120
Mastercard, Inc. 2.95% 2051	290	301
Microsoft Corp. 2.525% 2050	90	88
MoneyGram International, Inc. 5.375% 2026[1]	7,375	7,494
NCR Corp. 5.125% 2029[1]	2,900	3,007
Oracle Corp. 2.30% 2028	454	453
Oracle Corp. 2.875% 2031	5,479	5,518
Oracle Corp. 3.60% 2050	50	49
Oracle Corp. 3.95% 2051	212	220
PayPal Holdings, Inc. 2.85% 2029	63	66
Rocket Software, Inc. 6.50% 2029[1]	8,750	8,549
Sabre GLBL, Inc. 7.375% 2025[1]	2,540	2,658
salesforce.com, inc. 1.95% 2031	125	124
salesforce.com, inc. 2.70% 2041	125	125
ServiceNow, Inc. 1.40% 2030	5,904	5,502
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,4]	2,219	2,222
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[2,4]	5,700	5,736
VeriSign, Inc. 2.70% 2031	729	734

American Funds Multi-Sector Income Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Veritas Holdings, Ltd. 7.50% 2025[1]	$6,055	$6,275
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,4]	25	25
Visa, Inc. 2.70% 2040	120	123
		103,363

Real estate 2.62%
American Campus Communities, Inc. 3.30% 2026	38	40
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	194
American Tower Corp. 2.70% 2031	331	332
Brookfield Property REIT, Inc. 5.75% 2026[1]	3,770	3,906
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[1]	3,240	3,180
Crown Castle International Corp. 2.50% 2031	515	512
Equinix, Inc. 1.45% 2026	2,260	2,217
Equinix, Inc. 2.90% 2026	68	71
Equinix, Inc. 1.55% 2028	105	101
Equinix, Inc. 2.00% 2028	894	878
Equinix, Inc. 3.20% 2029	75	79
Equinix, Inc. 2.15% 2030	4,030	3,922
Equinix, Inc. 2.50% 2031	1,645	1,646
Equinix, Inc. 3.40% 2052	819	837
Essex Portfolio LP 2.55% 2031	1,262	1,267
Extra Space Storage, Inc. 2.35% 2032	168	164
Fibra SOMA 4.375% 2031[1]	3,933	3,774
Howard Hughes Corp. 5.375% 2028[1]	1,400	1,493
Howard Hughes Corp. 4.125% 2029[1]	5,840	5,926
Howard Hughes Corp. 4.375% 2031[1]	6,450	6,524
Iron Mountain, Inc. 5.00% 2028[1]	344	354
Iron Mountain, Inc. 5.25% 2028[1]	1,200	1,250
Iron Mountain, Inc. 4.875% 2029[1]	7,610	7,889
Iron Mountain, Inc. 4.50% 2031[1]	860	871
Kennedy-Wilson Holdings, Inc. 4.75% 2029	5,410	5,540
Kennedy-Wilson Holdings, Inc. 4.75% 2030	4,240	4,305
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,805	1,862
Ladder Capital Corp. 4.75% 2029[1]	5,500	5,647
Medical Properties Trust, Inc. 5.00% 2027	90	94
Medical Properties Trust, Inc. 3.50% 2031	1,965	1,990
Park Intermediate Holdings LLC 4.875% 2029[1]	8,230	8,428
Public Storage 1.95% 2028	417	416
Public Storage 2.25% 2031	549	552
Realogy Corp. 5.75% 2029[1]	2,525	2,592
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	2,060	2,063
RLJ Lodging Trust, LP 4.00% 2029[1]	1,380	1,367
Sun Communities Operating LP 2.30% 2028	198	198
Sun Communities Operating LP 2.70% 2031	1,782	1,770
Westfield Corp., Ltd. 3.50% 2029[1]	10	10
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	2,120	2,161
		86,427

Total corporate bonds, notes & loans		2,145,264

Bonds & notes of governments & government agencies outside the U.S. 11.59%
Abu Dhabi (Emirate of) 2.50% 2029[1]	1,900	1,975
Abu Dhabi (Emirate of) 1.70% 2031[1]	7,800	7,598
Abu Dhabi (Emirate of) 3.875% 2050	3,700	4,319
Angola (Republic of) 8.00% 2029	9,440	9,341
Argentine Republic 1.00% 2029	5,233	1,910
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[5]	22,185	7,821
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[5]	21,472	6,898
Armenia (Republic of) 7.15% 2025	200	224
Bahrain (Kingdom of) 6.125% 2022	250	256
Bahrain (Kingdom of) 6.125% 2023	1,300	1,370
Belarus (Republic of) 6.875% 2023	1,900	1,884
Belarus (Republic of) 5.875% 2026	6,100	5,404
Chile (Republic of) 2.45% 2031	1,600	1,594
Chile (Republic of) 3.10% 2041	3,600	3,530
Colombia (Republic of) 4.50% 2029	300	308

20	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 3.25% 2032	$3,200	$2,884
Colombia (Republic of) 7.375% 2037	300	350
Colombia (Republic of) 4.125% 2051	400	326
Costa Rica (Republic of) 4.375% 2025	400	408
Costa Rica (Republic of) 6.125% 2031[1]	4,400	4,455
Costa Rica (Republic of) 6.125% 2031	728	737
Costa Rica (Republic of) 7.158% 2045	2,000	1,985
Cote d’Ivoire (Republic of) 5.75% 2032[5]	821	827
Development Bank of Mongolia LLC 7.25% 2023	3,000	3,165
Dominican Republic 5.50% 2025	1,400	1,517
Dominican Republic 6.875% 2026	1,000	1,141
Dominican Republic 5.95% 2027	1,650	1,840
Dominican Republic 4.50% 2030[1]	3,989	4,064
Dominican Republic 5.30% 2041[1]	412	408
Dominican Republic 6.85% 2045	1,100	1,215
Dominican Republic 5.875% 2060	4,900	4,722
Dominican Republic 5.875% 2060[1]	1,700	1,638
Egypt (Arab Republic of) 6.588% 2028	2,800	2,730
Egypt (Arab Republic of) 6.588% 2028[1]	1,200	1,170
Egypt (Arab Republic of) 7.6003% 2029	3,600	3,580
Egypt (Arab Republic of) 5.875% 2031[1]	6,930	6,160
Egypt (Arab Republic of) 7.625% 2032[1]	4,200	3,990
Egypt (Arab Republic of) 8.15% 2059	4,000	3,427
Ethiopia (Federal Democratic Republic of) 6.625% 2024	4,000	2,728
Export-Import Bank of India 3.25% 2030	4,100	4,181
Gabonese Republic 6.95% 2025	1,500	1,562
Gabonese Republic 7.00% 2031[1]	6,000	5,895
Georgia (Republic of) 2.75% 2026[1]	2,880	2,872
Ghana (Republic of) 0% 2025	2,000	1,404
Ghana (Republic of) 8.125% 2026	1,210	1,121
Ghana (Republic of) 6.375% 2027[1]	4,000	3,386
Ghana (Republic of) 6.375% 2027	1,890	1,600
Ghana (Republic of) 7.75% 2029[1]	5,100	4,285
Ghana (Republic of) 8.125% 2032	3,900	3,199
Ghana (Republic of) 8.125% 2032[1]	1,500	1,230
Ghana (Republic of) 8.95% 2051	1,500	1,206
Honduras (Republic of) 6.25% 2027	1,100	1,194
Honduras (Republic of) 5.625% 2030[1]	4,450	4,639
Hungary (Republic of) 2.125% 2031[1]	1,720	1,696
Indonesia (Republic of) 6.625% 2037	900	1,259
Indonesia (Republic of) 5.25% 2042	300	377
Indonesia (Republic of) 4.625% 2043	5,800	6,837
Israel (State of) 3.375% 2050	2,500	2,710
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	400	414
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	2,500	2,634
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	6,150	6,235
Kazakhstan (Republic of) 4.875% 2044	3,200	3,937
Kenya (Republic of) 6.875% 2024[1]	200	212
Kenya (Republic of) 7.25% 2028	3,100	3,344
Kenya (Republic of) 7.25% 2028[1]	2,600	2,805
Kenya (Republic of) 6.30% 2034[1]	2,700	2,658
Kenya (Republic of) 8.25% 2048	1,200	1,223
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[5]	4,060	3,451
Oman (Sultanate of) 5.375% 2027	9,000	9,449
Oman (Sultanate of) 4.875% 2030[1]	1,015	1,081
Oman (Sultanate of) 6.25% 2031[1]	1,000	1,095
Pakistan (Islamic Republic of) 8.25% 2024	400	427
Pakistan (Islamic Republic of) 6.00% 2026[1]	3,510	3,518
Pakistan (Islamic Republic of) 6.875% 2027	3,850	3,894
Panama (Republic of) 7.125% 2026	200	240
Panama (Republic of) 3.16% 2030	4,000	4,150
Panama (Republic of) 4.50% 2050	2,400	2,650
Panama (Republic of) 4.30% 2053	2,800	3,016
Panama (Republic of) 3.87% 2060	1,200	1,204
Paraguay (Republic of) 4.70% 2027[1]	400	444
Paraguay (Republic of) 4.95% 2031	6,150	6,926
Peru (Republic of) 4.125% 2027	300	331

American Funds Multi-Sector Income Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru (Republic of) 2.783% 2031	$2,200	$2,195
Peru (Republic of) 3.00% 2034	990	989
Peru (Republic of) 6.55% 2037	1,000	1,367
Peru (Republic of) 3.55% 2051	1,200	1,253
Peru (Republic of) 2.78% 2060	1,699	1,495
Peru (Republic of) 3.23% 2121	1,400	1,206
PETRONAS Capital, Ltd. 3.50% 2030	1,900	2,058
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,100	1,191
PETRONAS Capital, Ltd. 4.55% 2050[1]	800	993
Philippines (Republic of) 3.00% 2028	2,800	3,012
Philippines (Republic of) 1.648% 2031	1,200	1,165
Philippines (Republic of) 3.95% 2040	3,600	4,029
Philippines (Republic of) 3.70% 2042	2,500	2,733
Philippines (Republic of) 2.95% 2045	7,600	7,511
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	600	639
Qatar (State of) 3.75% 2030[1]	4,700	5,280
Qatar (State of) 4.625% 2046	1,500	1,901
Qatar (State of) 5.103% 2048	1,600	2,169
Qatar (State of) 4.40% 2050[1]	2,500	3,111
Republika Srpska 4.75% 2026	€1,480	1,761
Romania 2.00% 2032	3,300	3,498
Romania 2.00% 2033	2,720	2,830
Romania 3.50% 2034	30	36
Romania 3.375% 2038	1,500	1,720
Romania 5.125% 2048	$400	473
Romania 5.125% 2048[1]	300	355
Russian Federation 4.75% 2026	1,600	1,752
Russian Federation 4.25% 2027	6,200	6,714
Russian Federation 4.375% 2029	1,000	1,104
Russian Federation 5.10% 2035	6,400	7,560
Russian Federation 5.875% 2043	2,400	3,274
Russian Federation 5.25% 2047	2,000	2,537
Senegal (Republic of) 4.75% 2028	€1,500	1,736
Senegal (Republic of) 4.75% 2028	1,000	1,158
Serbia (Republic of) 3.125% 2027	1,800	2,189
Serbia (Republic of) 3.125% 2027	900	1,095
South Africa (Republic of) 4.875% 2026	$2,500	2,670
South Africa (Republic of) 4.30% 2028	2,200	2,238
South Africa (Republic of) 5.875% 2030	500	559
South Africa (Republic of) 6.30% 2048	3,800	3,957
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,850	3,501
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,798	1,580
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,300	1,219
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	3,000	1,561
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	1,780	913
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	301
Tunisia (Republic of) 6.75% 2023	€200	191
Tunisia (Republic of) 5.75% 2025	$1,990	1,525
Turkey (Republic of) 6.375% 2025	1,200	1,175
Turkey (Republic of) 7.375% 2025	4,400	4,445
Turkey (Republic of) 5.125% 2026[1]	4,000	3,835
Turkey (Republic of) 7.625% 2029	2,450	2,455
Turkey (Republic of) 5.875% 2031	4,050	3,606
Turkey (Republic of) 6.50% 2033	2,000	1,823
Turkey (Republic of) 6.00% 2041	200	167
Turkey (Republic of) 5.75% 2047	4,300	3,486
Ukraine 8.994% 2024	4,400	4,406
Ukraine 7.75% 2026	4,500	4,302
Ukraine 7.75% 2027	200	190
Ukraine 9.75% 2028	200	203
Ukraine 6.876% 2029[1]	4,800	4,264
Ukraine 7.375% 2032	4,500	4,028
United Mexican States 3.75% 2028	200	215
United Mexican States 4.50% 2029	4,100	4,570
United Mexican States 2.659% 2031	649	635
United Mexican States 6.75% 2034	2,000	2,675
United Mexican States 6.05% 2040	2,100	2,617

22	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 4.75% 2044	$200	$219
United Mexican States 5.00% 2051	1,200	1,364
United Mexican States 3.75% 2071	1,170	1,055
		381,929

Asset-backed obligations 8.57%
Aesop Funding LLC, Series 2017-1A, Class A, 3.07% 2023[1,10]	388	393
Aesop Funding LLC, Series 2017-1A, Class B, 3.41% 2023[1,10]	200	202
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,10]	200	204
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,10]	750	786
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,10]	1,850	1,952
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,10]	676	693
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,10]	200	205
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[1,10]	10,000	9,872
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[1,10]	4,306	4,238
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[1,10]	1,062	1,044
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	250	253
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[1,10]	551	543
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	104
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[1,10]	8,000	7,930
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	6,550	6,976
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,10]	577	577
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,10]	150	150
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[1,10]	2,597	2,581
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[1,4,10]	3,226	3,225
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[1,4,10]	477	477
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]	100	101
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,10]	100	100
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,10]	100	99
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[1,4,10]	3,607	3,607
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[1,4,10]	1,290	1,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,10]	243	246
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,10]	300	308
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,10]	300	311
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,10]	826	821
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[1,10]	4,733	4,757
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[1,10]	1,420	1,446
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,10]	841	837
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[1,10]	2,597	2,569
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[1,10]	785	778
BlueMountain, Ltd., Series 2015-2A, CLO, Class BR, (3-month USD LIBOR + 1.50%) 1.622% 2027[1,4,10]	4,050	4,050
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[10]	757	757
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[10]	649	651
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 2037[1,10]	2,680	2,661
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[1,10]	783	774
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[1,4,10]	1,418	1,417
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	1,574	1,563
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	726	714
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	932	933
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	92	92
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	1,065	1,046
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 1.83% 2029[1,4,10]	1,750	1,749
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,10]	245	247
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]	314	317
CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 2045[1,10]	1,032	1,026
CLI Funding VI LLC, Series 2020-1A, Class A, 2.08% 2045[1,10]	219	218
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,10]	176	175

American Funds Multi-Sector Income Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	$150	$152
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	100	104
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 2027[1,10]	2,250	2,232
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 2027[1,10]	2,000	1,979
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 2030[1,10]	2,000	1,978
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 2030[1,10]	3,000	2,960
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	200	205
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,10]	100	99
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,10]	100	99
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	850	900
Drivetime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 2027[1,10]	2,000	1,970
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[1,10]	616	611
Drivetime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 2027[1,10]	2,000	1,957
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[1,10]	277	274
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[1,4,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class A2R, CLO, (3-month USD-LIBOR + 1.27%) 1.394% 2028[1,4,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class BR, CLO, (3-month USD-LIBOR + 1.47%) 1.594% 2028[1,4,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class CR, CLO, (3-month USD-LIBOR + 2.05%) 2.174% 2028[1,4,10]	2,000	2,002
Dryden Senior Loan Fund, Series 2013-28A, Class A2LR, CLO, (3-month USD-LIBOR + 1.65%) 1.806% 2030[1,4,10]	3,000	3,005
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[1,10]	175	172
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	100	102
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	100	105
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[1,10]	300	298
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[1,10]	300	299
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	389	391
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,10]	138	139
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,10]	770	766
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[1,10]	2,840	2,811
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 2041[1,10]	1,846	1,836
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	383	409
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,10]	327	327
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]	430	434
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,10]	350	351
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,10]	263	264
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[1,10]	1,846	1,819
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[1,10]	4,817	4,766
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[1,10]	763	753
GoldenTree Loan Management, Series 2019-6A, Class B1, (3-month USD-LIBOR + 1.90%) 2.032% 2033[1,4,10]	1,000	1,000
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 1.452% 2035[1,4,10]	1,069	1,071
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,8,10]	7,110	7,094
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	1,220	1,209
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[1,10]	2,336	2,315
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]	3,524	3,479
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	1,317	1,307
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	826	822
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[1,10]	3,635	3,629
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[1,10]	751	750
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 2027[1,10]	3,000	2,996
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,4,10]	3,121	3,121
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[1,10]	3,107	3,097
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[1,4,10]	2,000	1,999
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[1,4,10]	1,946	1,946
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[1,10]	1,500	1,499
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[1,10]	1,140	1,133
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,10]	3,678	3,619
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[1,10]	4,091	4,086
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[1,10]	929	923

24	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,10]	$3,857	$3,801
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	3,488	3,430
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]	2,918	2,879
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[1,10]	1,328	1,339
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[1,10]	1,889	1,932
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]	14,898	14,631
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[1,10]	3,000	3,012
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[1,4,10]	640	640
OCP CLO, Ltd., Series 2016-11A, Class A2R, (3-month USD-LIBOR + 1.75%) 1.875% 2030[1,4,10]	1,000	1,005
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	2,475	2,463
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[1,10]	1,167	1,162
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class C, 2.97% 2027[1,10]	1,150	1,145
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class D, 4.94% 2027[1,10]	1,150	1,149
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[1,10]	2,722	2,717
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	1,727	1,717
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[1,10]	2,958	2,948
Oportun Funding LLC, Series 2021-B, Class C, 3.65% 2031[1,10]	2,525	2,530
Oportun Funding LLC, Series 2021-B, Class D, 5.41% 2031[1,10]	1,000	1,001
OSW Structured Asset Trust, Series 2020-RPL1, Class A2, 4.569% 2059[1,4,10]	5,425	5,437
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,10]	611	612
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 0.96% 2029[1,4,10]	419	419
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 1.382% 2029[1,4,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.41% 2029[1,4,10]	1,000	1,000
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[1,4,10]	4,278	4,279
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 1.56% 2029[1,4,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 1.932% 2029[1,4,10]	890	890
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[1,4,10]	1,266	1,266
Regatta VIII Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 1.822% 2030[1,4,10]	3,000	3,003
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 1.932% 2031[1,4,10]	1,260	1,260
Santander Consumer Auto Receivables Trust, Series 2021-A, Class C, 1.03% 2026[1,10]	250	245
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]	200	207
Santander Consumer Auto Receivables Trust, Series 2021-A, Class D, 1.57% 2027[1,10]	250	248
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[10]	1,105	1,095
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[10]	1,474	1,456
Shackleton CLO, Ltd., Series 2014-6RA, Class B, (3-month USD-LIBOR + 1.73%) 1.852% 2028[1,4,10]	750	751
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 1.722% 2031[1,4,10]	2,275	2,276
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	494	482
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,4,10]	1,510	1,510
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,4,10]	996	996
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[1,4,10]	1,050	1,050
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[1,10]	1,990	1,959
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[1,10]	1,769	1,760
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]	1,782	1,766
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[1,10]	1,625	1,614
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[1,10]	4,127	4,077
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,10]	174	173
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,10]	152	153
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[1,10]	182	181
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[1,10]	2,216	2,206
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[1,10]	4,098	4,115
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[1,10]	428	430

American Funds Multi-Sector Income Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[1,10]	$518	$526
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[1,10]	1,337	1,303
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[1,10]	1,893	1,890
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[1,10]	368	363
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 2046[1,10]	947	946
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,10]	270	268
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]	1,258	1,273
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[1,10]	649	631
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[1,10]	2,044	2,013
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,4,10]	161	165
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[1,10]	447	444
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[1,10]	393	398
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[1,10]	1,926	1,890
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[1,10]	3,403	3,361
Voya CLO, Ltd., Series 2016-3A, Class A3R, 1.872% 2031[1,4,10]	1,750	1,763
		282,380

Mortgage-backed obligations 7.59%
Commercial mortgage-backed securities 3.86%
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.853% 2049[4,10]	2,500	2,697
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	10	11
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	25	27
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	10	11
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[4,10]	10	11
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	20	21
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[1,4,10]	2,102	2,102
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.35% 2026[1,4,10]	5,988	5,978
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2026[1,4,10]	1,962	1,959
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 1.95% 2026[1,4,10]	1,682	1,676
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.699% 2034[1,4,10]	3,000	2,969
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 0.848% 2034[1,4,10]	3,000	2,947
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 0.998% 2034[1,4,10]	2,100	2,059
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 1.497% 2034[1,4,10]	2,000	1,971
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[1,4,10]	1,733	1,729
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[1,4,10]	1,992	1,991
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 2036[1,4,10]	1,696	1,688
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.407% 2036[1,4,10]	1,989	1,988
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 2036[1,4,10]	1,992	1,989
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 2.005% 2036[1,4,10]	1,380	1,377
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 2038[1,4,10]	817	814
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 2038[1,4,10]	737	734
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 2038[1,4,10]	9,329	9,294
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	10	11
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.51% 2036[1,4,10]	404	404
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	500	506
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[4,10]	893	910
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[4,10]	2,000	2,045
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[10]	438	461
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[10]	420	440
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[4,10]	1,900	1,982
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.142% 2048[4,10]	2,660	2,760
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]	312	327
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.063% 2044[10]	600	601
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	500	500
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[10]	85	86
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]	440	444
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,10]	560	573
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]	1,505	1,524
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]	500	512
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]	80	81

26	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2013-CR10, Class C, 4.90% 2046[1,4,10]	$1,309	$1,357
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,4,10]	429	449
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[10]	108	113
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	500	528
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.439% 2047[4,10]	605	620
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 2047[4,10]	381	401
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[4,10]	950	997
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[10]	1,024	1,075
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.919% 2047[4,10]	460	477
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[4,10]	25	26
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.478% 2048[4,10]	860	906
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.478% 2048[4,10]	600	642
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	25	26
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[4,10]	250	267
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.111% 2050[4,10]	570	600
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.119% 2050[1,4,10]	1,250	1,304
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,4,10]	64	65
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[1,4,10]	418	419
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.49% 2038[1,4,10]	381	382
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.81% 2038[1,4,10]	2,389	2,393
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.36% 2038[1,4,10]	6,666	6,682
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.03% 2025[1,4,10]	2,308	2,308
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.542% 2045[4,10]	80	81
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[4,10]	650	666
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[10]	87	90
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[10]	200	207
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[4,10]	920	965
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,10]	768	770
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]	500	510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[4,10]	650	662
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.10% 2047[4,10]	500	506
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[1,4,10]	1,374	1,376
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.51% 2038[1,4,10]	1,142	1,143
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[1,4,10]	1,534	1,533
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[4,10]	923	942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 2046[4,10]	2,876	2,967
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[4,10]	500	522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[10]	241	245
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[4,10]	3,197	3,362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[4,10]	195	205
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.526% 2048[4,10]	74	79
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[10]	45	48
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[1,4,10]	409	409
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.31% 2038[1,4,10]	1,571	1,572
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.61% 2038[1,4,10]	471	471

American Funds Multi-Sector Income Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.352% 2049[1,4,10]	$425	$421
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 3.852% 2050[1,4,10]	400	407
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.686% 2036[1,4,10]	1,558	1,542
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.036% 2036[1,4,10]	2,000	1,979
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[1,4,10]	1,442	1,437
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.19% 2038[1,4,10]	1,545	1,537
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.439% 2038[1,4,10]	2,077	2,065
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[4,10]	240	244
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.757% 2045[1,4,10]	44	44
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 2048[4,10]	1,000	1,033
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.093% 2048[4,10]	500	515
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	25	26
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.323% 2050[4,10]	2,154	2,233
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[1,10]	3,561	3,455
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50% 2057[4,10]	4,100	4,405
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.557% 2058[4,10]	110	114
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[10]	740	750
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[10]	705	713
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[10]	29	29
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.542% 2046[4,10]	1,251	1,296
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[10]	417	437
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[4,10]	512	532
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[4,10]	500	511
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[4,10]	100	105
		127,419

Collateralized mortgage-backed obligations (privately originated) 3.68%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, 3.628% 2049[1,4,10]	130	130
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.702% 2029[1,4,10]	648	648
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,4,10]	236	237
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[1,4,10]	225	225
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,4,10]	236	236
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,10]	953	951
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[1,4,10]	1,296	1,296
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,10]	1,183	1,182
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,4,10]	1,138	1,170
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 2068[1,4,10]	960	983
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 2068[1,4,10]	706	717
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 2068[1,4,10]	706	703
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]	193	204
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,4,10]	84	84
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2061[1,4,10]	1,243	1,241
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2061[1,4,10]	2,331	2,327
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.80% 2041[1,4,10]	1,215	1,216
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]	113	114
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,10]	660	664
Finance of America HECM Buyout, Series 2020-HB2, Class M3, 4.57% 2030[1,4,10]	225	228
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[1,4,10]	179	179
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,4,10]	1,947	1,951
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.35% 2033[1,4,10]	3,000	3,058
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[1,4,10]	826	830
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class B1, (1-month USD-SOFR + 3.05%) 3.10% 2034[1,4,10]	804	809
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (1-month USD-SOFR + 0.80%) 0.85% 2041[1,4,10]	2,468	2,467

28	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, (1-month USD-SOFR + 0.85%) 0.90% 2041[1,4,10]	$3,413	$3,414
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (1-month USD-SOFR + 1.50%) 1.55% 2041[1,4,10]	1,297	1,298
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M2, (1-month USD-SOFR + 1.80%) 1.85% 2041[1,4,10]	2,428	2,437
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (1-month USD-SOFR + 3.65%) 3.70% 2041[1,4,10]	5,342	5,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.952% 2050[1,4,10]	2,096	2,105
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class M2, (1-month USD-LIBOR + 3.00%) 3.102% 2050[1,4,10]	580	581
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,10]	1,846	1,840
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[1,10]	2,245	2,224
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[1,10]	2,998	2,965
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,4,10]	2,939	2,973
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 2051[1,4,10]	2,817	2,805
Imperial Fund, LLC, Series 2021-NQM4, Class A1, 2.091% 2057[1,4,10]	2,044	2,039
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,4,10]	37	37
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,4,10]	243	244
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,4,10]	325	327
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,4,10]	998	991
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,5,10]	3,131	3,125
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[1,4,10]	1,096	1,108
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.252% 2053[1,4,10]	328	328
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.452% 2053[1,4,10]	328	328
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[1,4,10]	1,616	1,615
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,4,10]	86	89
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,4,10]	91	91
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,4,10]	1,725	1,755
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,10]	4,009	4,014
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,10]	1,300	1,301
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,4,10]	5,230	5,231
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,4,10]	60	63
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,4,10]	174	182
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,4,10]	147	153
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[1,4,10]	2,250	2,247
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[1,10]	3,000	2,999
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[1,4,10]	3,000	2,994
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,10]	398	401
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,10]	100	100
Progress Residential Trust, Series 2021-SFR10, Class A, 2.393% 2038[1,10]	1,422	1,433
Progress Residential Trust, Series 2021-SFR10, Class B, 2.722% 2038[1,10]	2,400	2,402
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,10]	1,328	1,326
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,10]	98	98
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[4,10]	52	52
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,4,10]	105	106
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,4,10]	35	35
Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25% 2057[1,4,10]	3,741	3,877
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[1,4,10]	2,477	2,548
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,4,10]	390	396
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[1,4,10]	3,000	3,071
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]	2,347	2,340
Tricon Residential, Series 2021-SFR1, Class B, 2.244% 2038[1,10]	1,750	1,727
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,4,10]	127	127
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[1,4,10]	4,923	4,916
VM Fund I, LLC 8.625% 2028[1,8,9]	9,250	9,014

American Funds Multi-Sector Income Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[1,4,10]	$6	$6
ZH Trust, Series 2021-1, Class A, 2.253% 2027[1,10]	2,958	2,920
ZH Trust, Series 2021-2, Class A, 2.349% 2027[1,10]	1,133	1,133
		121,216

Federal agency mortgage-backed obligations 0.05%
Commercial Mortgage Trust, Series 2013-CR6, Class C, 3.777% 2046[1,4,10]	1,310	1,330
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.102% 2022[1,4,8,9,10]	435	435
		1,765

Total mortgage-backed obligations		250,400

Municipals 1.24%
California 0.14%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	685	686
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	65	66
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036	1,490	1,512
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041	2,235	2,243
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	35	34
		4,541

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	77

Illinois 0.06%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	182
G.O. Bonds, Series 2017-A, 5.00% 2022	270	281
G.O. Bonds, Series 2020, 5.125% 2022	500	508
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	104
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	1,810	707
		1,782

Kansas 0.11%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 2025	3,750	3,748

Ohio 0.22%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	6,415	6,757
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	605	616
		7,373

Puerto Rico 0.64%
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 3.90% 2017[7]	4,005	3,579
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 4.10% 2028[7]	1,405	1,256
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-A, 6.00% 2028[7]	260	252
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021[7]	3,555	3,324
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2033[7]	305	279
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-C, 5.75% 2036[7]	3,150	2,898
G.O. Public Improvement Rev. Ref. Bonds, Series 2009-B, 5.875% 2036[7]	175	171

30	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2041[7]	$10,040	$9,049
G.O. Public Improvement Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998, 0% 2018[7]	105	97
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	116
		21,021

Texas 0.00%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	35	35

Washington 0.07%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]	2,000	2,233

Total municipals		40,810

U.S. Treasury bonds & notes 0.16%
U.S. Treasury 0.16%
U.S. Treasury 0.25% 2024[11]	13	13
U.S. Treasury 0.375% 2024[11]	60	59
U.S. Treasury 0.375% 2024[11]	54	53
U.S. Treasury 0.625% 2024[11]	106	105
U.S. Treasury 0.75% 2024[11]	2,056	2,045
U.S. Treasury 1.00% 2024	613	614
U.S. Treasury 0.75% 2026[11]	1,418	1,387
U.S. Treasury 0.875% 2026[11]	10	10
U.S. Treasury 0.50% 2027[11]	118	113
U.S. Treasury 1.375% 2031[11]	466	460
U.S. Treasury 2.00% 2051[11]	435	444
		5,303

Total bonds, notes & other debt instruments (cost: $3,103,527,000)		3,106,086

Convertible bonds & notes 0.00%
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,3,8,9]	3	3

Total convertible bonds & notes (cost: $3,000)		3

Common stocks 0.16%	Shares
Energy 0.15%
Chesapeake Energy Corp.	75,595	4,877
California Resources Corp.	633	27
Diamond Offshore Drilling, Inc.[12]	655	3
Diamond Offshore Drilling, Inc.[1,8,12]	232	1
Mesquite Energy, Inc.[8,9,12]	126	1
		4,909

Industrials 0.01%
New AMI I, LLC[8,9,12]	23,582	178

Consumer discretionary 0.00%
NMG Parent LLC[12]	309	47
MYT Holding Co., Class B8,12	8,984	38
		85

Total common stocks (cost: $4,060,000)		5,172

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,8,9,12]	5	4

Total preferred securities (cost: $5,000)		4

American Funds Multi-Sector Income Fund	31

Rights & warrants 0.00%		Shares	Value (000)
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[8,12]		374	$11

Total rights & warrants (cost: $2,000)			11

Short-term securities 4.39%
Money market investments 4.37%
Capital Group Central Cash Fund 0.09%[13,14]		1,438,234	143,838

	Coupon rate	Principal amount (000)
Interest bearing bills & notes 0.02%
State of Vermont, Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project) 5/1/2022	2.000%	$715	711

Total short-term securities (cost: $144,541,000)			144,549
Total investment securities 98.79% (cost: $3,252,138,000)			3,255,825
Other assets less liabilities 1.21%			39,991

Net assets 100.00%			$3,295,816

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)
90 Day Euro Dollar Futures	Long	3,288	September 2023	$809,588	$(5,256)
90 Day Euro Dollar Futures	Short	3,597	December 2023	(884,952)	5,408
2 Year U.S. Treasury Note Futures	Long	2,972	March 2022	648,407	(568)
5 Year U.S. Treasury Note Futures	Short	10,369	March 2022	(1,254,406)	(3,251)
10 Year U.S. Treasury Note Futures	Long	345	March 2022	45,012	404
10 Year Ultra U.S. Treasury Note Futures	Short	1,604	March 2022	(234,886)	(3,806)
20 Year U.S. Treasury Bond Futures	Long	1,003	March 2022	160,919	1,285
30 Year Ultra U.S. Treasury Bond Futures	Long	770	March 2022	151,786	2,266
					$(3,518)

Forward currency contracts

				Unrealized
Contract amount				depreciation
Currency purchased	Currency sold		Settlement	at 12/31/2021
(000)	(000)	Counterparty	date	(000)
USD 164	EUR 145	Morgan Stanley	1/11/2022	$(1)
USD 649	EUR 574	Morgan Stanley	1/20/2022	(4)
				$(5)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
					Value at	premium	depreciation
Reference	Financing	Payment	Expiration	Notional	12/31/2021	received	at 12/31/2021
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$10,850	$(264)	$(255)	$(9)

32	American Funds Multi-Sector Income Fund

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
					Value at	premium	appreciation
Financing	Payment	Reference	Expiration	Notional	12/31/2021	paid	at 12/31/2021
rate received	frequency	index	date	(000)	(000)	(000)	(000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$37,490	$3,427	$3,337	$90

Investments in affiliates14

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 4.37%
Money market investments 4.37%
Capital Group Central Cash Fund 0.09%[13]	$42,849	$1,865,386	$1,764,391	$(17)	$11	$143,838	$79

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,961,469,000, which represented 59.51% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $65,648,000, which represented 1.99% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Step bond; coupon rate may change at a later date.
[6]	Amount less than one thousand.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $23,527,000, which represented .71% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,370,000, which represented .10% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2021.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbols

Auth. = Authority

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EUR/€ = Euros

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Multi-Sector Income Fund	33

Financial statements

Statement of assets and liabilities at December 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $3,108,312)	$3,111,987
Affiliated issuers (cost: $143,826)	143,838	$3,255,825
Cash		235
Cash collateral pledged for futures contracts		5,682
Cash collateral pledged for swap contracts		1,932
Receivables for:
Sales of investments	2,932
Sales of fund’s shares	4,847
Dividends and interest	33,336
Variation margin on futures contracts	2,052
Variation margin on centrally cleared swap contracts	34	43,201
		3,306,875
Liabilities:
Unrealized depreciation on open forward currency contracts		5
Unrealized depreciation on unfunded commitments		—	*
Payables for:
Purchases of investments	5,063
Repurchases of fund’s shares	3,172
Dividends on fund’s shares	155
Investment advisory services	1,099
Services provided by related parties	249
Trustees’ deferred compensation	1
Variation margin on futures contracts	1,290
Variation margin on centrally cleared swap contracts	3
Other	22	11,054
Net assets at December 31, 2021		$3,295,816

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,291,202
Total distributable earnings		4,614
Net assets at December 31, 2021		$3,295,816

*	Amount less than one thousand.

See notes to financial statements.

34	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statement of assets and liabilities at December 31, 2021 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (310,092 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$680,001	63,979	$10.63
Class C	23,515	2,212	10.63
Class T	27	3	10.63
Class F-1	14,528	1,367	10.63
Class F-2	803,962	75,642	10.63
Class F-3	297,255	27,968	10.63
Class 529-A	9,645	907	10.63
Class 529-C	655	62	10.63
Class 529-E	231	22	10.63
Class 529-T	30	3	10.63
Class 529-F-1	30	3	10.63
Class 529-F-2	3,100	292	10.63
Class 529-F-3	11	1	10.63
Class R-1	77	7	10.63
Class R-2	1,385	130	10.63
Class R-2E	35	3	10.63
Class R-3	1,222	115	10.63
Class R-4	2,101	197	10.63
Class R-5E	488	46	10.63
Class R-5	359	34	10.63
Class R-6	1,457,159	137,099	10.63

See notes to financial statements.

American Funds Multi-Sector Income Fund	35

Financial statements (continued)

Statement of operations for the year ended December 31, 2021	(dollars in thousands)

Investment income:
Income:
Interest	$85,924
Dividends (includes $79 from affiliates)	166	$86,090
Fees and expenses*:
Investment advisory services	8,788
Distribution services	1,756
Transfer agent services	684
Administrative services	628
Reports to shareholders	57
Registration statement and prospectus	427
Trustees’ compensation	3
Auditing and legal	67
Custodian	36
Other	19
Total fees and expenses before waiver/reimbursement	12,465
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	75
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		12,390
Net investment income		73,700

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	13,081
Affiliated issuers	(17)
Futures contracts	12,785
Forward currency contracts	66
Swap contracts	(486)
Currency transactions	1	25,430
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(21,612)
Affiliated issuers	11
Futures contracts	(3,247)
Forward currency contracts	(4)
Swap contracts	389
Currency translations	(13)	(24,476)
Net realized gain and unrealized depreciation		954

Net increase in net assets resulting from operations		$74,654

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

36	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2021	2020

Operations:
Net investment income	$73,700	$9,582
Net realized gain	25,430	4,190
Net unrealized (depreciation) appreciation	(24,476)	23,507
Net increase in net assets resulting from operations	74,654	37,279

Distributions paid or accrued to shareholders	(95,868)	(12,495)

Net capital share transactions	2,761,750	478,874

Total increase in net assets	2,740,536	503,658

Net assets:
Beginning of year	555,280	51,622
End of year	$3,295,816	$555,280

See notes to financial statements.

American Funds Multi-Sector Income Fund	37

Notes to financial statements

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

38	American Funds Multi-Sector Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

American Funds Multi-Sector Income Fund	39

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$2,138,516	$6,748	$2,145,264
Bonds & notes of governments & government agencies outside the U.S.	—	381,929	—	381,929
Asset-backed obligations	—	282,380	—	282,380
Mortgage-backed obligations	—	240,951	9,449	250,400
Municipals	—	40,810	—	40,810
U.S. Treasury bonds & notes	—	5,303	—	5,303
Convertible bonds & notes	—	—	3	3
Common stocks	4,904	89	179	5,172
Preferred securities	—	—	4	4
Rights & warrants	—	11	—	11
Short-term securities	143,838	711	—	144,549
Total	$148,742	$3,090,700	$16,383	$3,255,825

40	American Funds Multi-Sector Income Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,363	$—	$—	$9,363
Unrealized appreciation on credit default swaps	—	90	—	90
Liabilities:
Unrealized depreciation on futures contracts	(12,881)	—	—	(12,881)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on credit default swaps	—	(9)	—	(9)
Total	$(3,518)	$76	$—	$(3,442)

*	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality

American Funds Multi-Sector Income Fund	41

debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

42	American Funds Multi-Sector Income Fund

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2021, the fund’s maximum exposure of unfunded bond commitments was $565,000, which would represent .02% of the net assets of the fund should such commitments become due. Unrealized depreciation of less than $1,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,214,051,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward

American Funds Multi-Sector Income Fund	43

currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $795,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $20,047,000.

44	American Funds Multi-Sector Income Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts and credit default swaps as of, or for the year ended, December 31, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9,363	Unrealized depreciation*	$12,881
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	5
Swap (centrally cleared)	Credit	Unrealized appreciation*	90	Unrealized depreciation*	9
			$9,453		$12,895

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$12,785	Net unrealized depreciation on futures contracts	$(3,247)
Forward currency	Currency	Net realized gain on forward currency contracts	66	Net unrealized depreciation on forward currency contracts	(4)
Swap	Credit	Net realized loss on swap contracts	(486)	Net unrealized appreciation on swap contracts	389
			$12,365		$(2,862)

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and credit default swaps. For futures contracts and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Morgan Stanley	$5	$—	$—	$—	$5

*	Collateral is shown on a settlement basis.

American Funds Multi-Sector Income Fund	45

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2021, the fund reclassified $375,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,868
Post-October capital loss deferral[1]	(214)
Gross unrealized appreciation on investments	53,927
Gross unrealized depreciation on investments	(50,870)
Net unrealized appreciation on investments	3,057
Cost of investments	3,246,244

[1]	This deferral is considered incurred in the subsequent year.

46	American Funds Multi-Sector Income Fund

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2021						Year ended December 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid or accrued
Class A	$19,707		$1,823		$21,530		$9,175		$—	$9,175
Class C2	545		63		608		128		—	128
Class T2	1		—	[3]	1		1		—	1
Class F-1[2]	427		39		466		105		—	105
Class F-2	20,378		2,162		22,540		2,036		—	2,036
Class F-3	7,841		799		8,640		939		—	939
Class 529-A2	227		26		253		36		—	36
Class 529-C2	12		2		14		2		—	2
Class 529-E2	7		1		8		1		—	1
Class 529-T2	1		—	[3]	1		1		—	1
Class 529-F-1[2]	1		—	[3]	1		10		—	10
Class 529-F-2[4]	67		8		75		12		—	12
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class R-1[2]	4		—	[3]	4		2		—	2
Class R-2[2]	23		4		27		3		—	3
Class R-2E2	1		—	[3]	1		1		—	1
Class R-3[2]	32		3		35		8		—	8
Class R-4[2]	80		6		86		19		—	19
Class R-5E2	19		1		20		2		—	2
Class R-5[2]	6		1		7		1		—	1
Class R-6	37,647		3,904		41,551		13		—	13
Total	$87,026		$8,842		$95,868		$12,495		$—	$12,495

[2]	This share class began investment operations on May 1, 2020.
[3]	Amount less than one thousand.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.440% on the first $1.5 billion of daily net assets and decreasing to 0.390% on such assets in excess of $1.5 billion. During the year ended December 31, 2021, CRMC waived investment advisory services fees of $75,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $8,788,000, which were equivalent to an annualized rate of 0.420% of average daily net assets, were reduced to $8,713,000, which were equivalent to an annualized rate of 0.416% of average daily net assets.

American Funds Multi-Sector Income Fund	47

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2021, unreimbursed expenses subject to reimbursement totaled $1,252,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fee will be amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

48	American Funds Multi-Sector Income Fund

For the year ended December 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$1,526		$227		$153		Not applicable
Class C	171		8		5		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	28		12		3		Not applicable
Class F-2	Not applicable		408		145		Not applicable
Class F-3	Not applicable		15		55		Not applicable
Class 529-A	12		2		2		$4
Class 529-C	3		—	*	—	*	—	*
Class 529-E	1		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		1		1		1
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	1		—	*	—	*	Not applicable
Class R-2	4		1		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	5		1		—	*	Not applicable
Class R-4	5		—	*	1		Not applicable
Class R-5E	Not applicable		1		—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		8		263		Not applicable
Total class-specific expenses	$1,756		$684		$628		$5

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $39,352,000 and $20,539,000, respectively, which generated $842,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2021.

American Funds Multi-Sector Income Fund	49

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2021

Class A	$398,079	37,138		$21,004		1,966		$(86,231)	(8,062)	$332,852		31,042
Class C	18,790	1,754		599		56		(5,627)	(526)	13,762		1,284
Class T	—	—		—		—		1	—	1		—
Class F-1	11,542	1,075		458		43		(4,274)	(398)	7,726		720
Class F-2	787,020	73,558		22,299		2,086		(118,245)	(11,022)	691,074		64,622
Class F-3	258,332	24,132		8,558		801		(22,019)	(2,052)	244,871		22,881
Class 529-A	7,977	744		252		23		(868)	(81)	7,361		686
Class 529-C	609	57		13		1		(97)	(9)	525		49
Class 529-E	240	22		7		1		(78)	(7)	169		16
Class 529-T	—	—		1		—	[2]	—	—	1		—	[2]
Class 529-F-1	—	—		1		—	[2]	—	—	1		—	[2]
Class 529-F-2	1,979	185		76		8		(160)	(15)	1,895		178
Class 529-F-3	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class R-1	124	12		3		—	[2]	(140)	(13)	(13)		(1)
Class R-2	1,267	118		25		2		(36)	(3)	1,256		117
Class R-2E	7	—	[2]	—	[2]	—	[2]	— [2]	— [2]	7		—	[2]
Class R-3	967	90		35		3		(264)	(24)	738		69
Class R-4	1,328	124		85		8		(1,263)	(119)	150		13
Class R-5E	582	54		19		2		(202)	(19)	399		37
Class R-5	432	40		6		1		(184)	(17)	254		24
Class R-6	1,420,510	133,414		41,565		3,887		(3,354)	(313)	1,458,721		136,988
Total net increase (decrease)	$2,909,785	272,517		$95,006		8,888		$(243,041)	(22,680)	$2,761,750		258,725

See end of table for footnotes.

50	American Funds Multi-Sector Income Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$310,997	30,258	$7,136		679		$(31,582)	(2,993)	$286,551	27,944
Class C3	10,057	958	124		11		(438)	(41)	9,743	928
Class T3	25	3	—		—		—	—	25	3
Class F-1[3]	8,687	833	101		10		(2,029)	(196)	6,759	647
Class F-2	131,047	12,570	2,027		191		(18,203)	(1,743)	114,871	11,018
Class F-3	56,397	5,403	924		87		(4,190)	(405)	53,131	5,085
Class 529-A3	2,446	233	36		4		(169)	(16)	2,313	221
Class 529-C3	173	17	2		—	[2]	(44)	(4)	131	13
Class 529-E3	58	6	1		—	[2]	—	—	59	6
Class 529-T3	25	3	1		—	[2]	—	—	26	3
Class 529-F-1[3]	1,042	101	7		1		(1,028)	(99)	21	3
Class 529-F-2[4]	1,196	114	12		1		(10)	(1)	1,198	114
Class 529-F-3[4]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1[3]	85	8	1		—	[2]	— [2]	— [2]	86	8
Class R-2[3]	135	13	1		—	[2]	— [2]	— [2]	136	13
Class R-2E3	25	3	—	[2]	—	[2]	— [2]	— [2]	25	3
Class R-3[3]	476	45	7		1		— [2]	— [2]	483	46
Class R-4[3]	1,931	182	18		2		— [2]	— [2]	1,949	184
Class R-5E3	147	14	1		—	[2]	(59)	(5)	89	9
Class R-5[3]	108	10	1		—	[2]	— [2]	— [2]	109	10
Class R-6	1,161	109	12		1		(14)	(2)	1,159	108
Total net increase (decrease)	$526,228	50,884	$10,412		988		$(57,766)	(5,505)	$478,874	46,367

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	This share class began investment operations on May 1, 2020.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,310,188,000 and $692,357,000, respectively, during the year ended December 31, 2021.

11. Ownership concentration

At December 31, 2021, the fund had one shareholder, American Funds Conservative Growth and Income Portfolio, with aggregate ownership of 36% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Conservative Growth and Income Portfolio.

American Funds Multi-Sector Income Fund	51

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2021	$10.81	$.36	$(.11)	$.25	$(.36)	$(.07)	$(.43)	$10.63	2.38%		$680		.84%		.83%		3.34%
12/31/2020	10.32	.41	.68	1.09	(.43)	(.17)	(.60)	10.81	11.07		356		1.09		.85		3.96
12/31/2019[5,6]	10.00	.37	.40	.77	(.35)	(.10)	(.45)	10.32	7.76	[7,8]	52		.60	[8,9]	.53	[8,9]	4.61	[8,9]
Class C:
12/31/2021	10.81	.28	(.10)	.18	(.29)	(.07)	(.36)	10.63	1.67		24		1.54		1.53		2.63
12/31/2020[5,10]	9.67	.22	1.20	1.42	(.24)	(.04)	(.28)	10.81	14.78	[7]	10		1.67	[9]	1.55	[9]	3.12	[9]
Class T:
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.63	[8]	—	[11]	.59	[8]	.59	[8]	3.61	[8]
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7,8]	—	[11]	.94	[8,9]	.62	[8,9]	4.22	[8,9]
Class F-1:
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.37		15		.85		.85		3.33
12/31/2020[5,10]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.26	[7]	7		1.09	[9]	.88	[9]	3.84	[9]
Class F-2:
12/31/2021	10.81	.38	(.10)	.28	(.39)	(.07)	(.46)	10.63	2.66		804		.56		.56		3.55
12/31/2020	10.32	.44	.67	1.11	(.45)	(.17)	(.62)	10.81	11.26		119		.78		.59		4.13
12/31/2019[5,6]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.75	[7,8]	—	[11]	.62	[8,9]	.54	[8,9]	4.59	[8,9]
Class F-3:
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.73		297		.49		.48		3.64
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		55		.73		.53		4.18
12/31/2019[5,6]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,8]	—	[11]	.64	[8,9]	.57	[8,9]	4.57	[8,9]
Class 529-A:
12/31/2021	10.81	.36	(.10)	.26	(.37)	(.07)	(.44)	10.63	2.43		10		.81		.80		3.35
12/31/2020[5,10]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.23	[7]	3		1.05	[9]	.92	[9]	3.78	[9]

See end of table for footnotes.

52	American Funds Multi-Sector Income Fund

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2021	$10.81	$.28	$(.11)	$.17	$(.28)	$(.07)	$(.35)	$10.63	1.65%		$1		1.54%		1.54%		2.61%
12/31/2020[5,10]	9.67	.24	1.20	1.44	(.26)	(.04)	(.30)	10.81	14.97	[7,8]	—	[11]	1.58	[8,9]	1.39	[8,9]	3.36	[8,9]
Class 529-E:
12/31/2021	10.81	.34	(.10)	.24	(.35)	(.07)	(.42)	10.63	2.25	[8]	—	[11]	.98	[8]	.97	[8]	3.18	[8]
12/31/2020[5,10]	9.67	.28	1.19	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7,8]	—	[11]	.99	[8,9]	.75	[8,9]	4.03	[8,9]
Class 529-T:
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[8]	—	[11]	.65	[8]	.65	[8]	3.55	[8]
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.40	[7,8]	—	[11]	1.00	[8,9]	.68	[8,9]	4.15	[8,9]
Class 529-F-1:
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[8]	—	[11]	.66	[8]	.65	[8]	3.54	[8]
12/31/2020[5,10]	9.67	.30	1.18	1.48	(.30)	(.04)	(.34)	10.81	15.43	[7,8]	—	[11]	.82	[8,9]	.59	[8,9]	4.29	[8,9]
Class 529-F-2:
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.59		3		.63		.63		3.55
12/31/2020[5,12]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.96	[7]	2		.12	[7]	.11	[7]	.65	[7]
Class 529-F-3:
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.67		—	[11]	.59		.57		3.64
12/31/2020[5,12]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.97	[7]	—	[11]	.14	[7]	.10	[7]	.66	[7]
Class R-1:
12/31/2021	10.81	.31	(.10)	.21	(.32)	(.07)	(.39)	10.63	1.97	[8]	—	[11]	1.29	[8]	1.28	[8]	2.90	[8]
12/31/2020[5,10]	9.67	.25	1.20	1.45	(.27)	(.04)	(.31)	10.81	15.12	[7,8]	—	[11]	1.35	[8,9]	1.14	[8,9]	3.62	[8,9]

See end of table for footnotes.

American Funds Multi-Sector Income Fund	53

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2021	$10.81	$.30	$(.10)	$.20	$(.31)	$(.07)	$(.38)	$10.63	1.87%		$1		1.31%		1.31%		2.82%
12/31/2020[5,10]	9.67	.26	1.19	1.45	(.27)	(.04)	(.31)	10.81	15.15	[7,8]	—	[11]	1.30	[8,9]	1.09	[8,9]	3.67	[8,9]
Class R-2E:
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69	[8]	—	[11]	.54	[8]	.54	[8]	3.66	[8]
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.44	[7,8]	—	[11]	.95	[8,9]	.63	[8,9]	4.21	[8,9]
Class R-3:
12/31/2021	10.81	.33	(.10)	.23	(.34)	(.07)	(.41)	10.63	2.15		1		1.07		1.07		3.11
12/31/2020[5,10]	9.67	.26	1.20	1.46	(.28)	(.04)	(.32)	10.81	15.24	[7]	—	[11]	1.11	[9]	.99	[9]	3.73	[9]
Class R-4:
12/31/2021	10.81	.37	(.11)	.26	(.37)	(.07)	(.44)	10.63	2.44		2		.78		.77		3.44
12/31/2020[5,10]	9.67	.26	1.21	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7]	2		.85	[9]	.78	[9]	3.69	[9]
Class R-5E:
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.60		1		.63		.63		3.56
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7]	—	[11]	.76	[9]	.59	[9]	4.17	[9]
Class R-5:
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69		—	[11]	.51		.51		3.64
12/31/2020[5,10]	9.67	.30	1.19	1.49	(.31)	(.04)	(.35)	10.81	15.50	[7]	—	[11]	.82	[9]	.53	[9]	4.23	[9]
Class R-6:
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.74		1,457		.47		.47		3.61
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		1		.69		.52		4.17
12/31/2019[5,6]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,8]	—	[11]	.64	[8,9]	.56	[8,9]	4.57	[8,9]

	Year ended December 31,		For the period ended December 31,
	2021	2020	2019[5,6]
Portfolio turnover rate for all share classes[13]	36%	73%	115%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[7]	Not annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Annualized.
[10]	This share class began investment operations on May 1, 2020.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

54	American Funds Multi-Sector Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Multi-Sector Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Funds Multi-Sector Income Fund (the “Fund”), including the investment portfolio, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the two years then ended and for the period from March 22, 2019 (commencement of operations) to December 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the two years then ended and for the period from March 22, 2019 (commencement of operations) to December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 10, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Multi-Sector Income Fund	55

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2021, through December 31, 2021).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the following table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

56	American Funds Multi-Sector Income Fund

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,010.20	$4.10	.81%
Class A – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class C – actual return	1,000.00	1,006.64	7.64	1.51
Class C – assumed 5% return	1,000.00	1,017.59	7.68	1.51
Class T – actual return	1,000.00	1,011.43	2.84	.56
Class T – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class F-1 – actual return	1,000.00	1,010.15	4.15	.82
Class F-1 – assumed 5% return	1,000.00	1,021.07	4.18	.82
Class F-2 – actual return	1,000.00	1,011.65	2.74	.54
Class F-2 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class F-3 – actual return	1,000.00	1,011.95	2.38	.47
Class F-3 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 529-A – actual return	1,000.00	1,010.25	4.10	.81
Class 529-A – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 529-C – actual return	1,000.00	1,006.64	7.64	1.51
Class 529-C – assumed 5% return	1,000.00	1,017.59	7.68	1.51
Class 529-E – actual return	1,000.00	1,009.46	4.81	.95
Class 529-E – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-T – actual return	1,000.00	1,011.17	3.09	.61
Class 529-T – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-F-1 – actual return	1,000.00	1,011.03	3.24	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 529-F-2 – actual return	1,000.00	1,011.25	3.04	.60
Class 529-F-2 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-F-3 – actual return	1,000.00	1,011.61	2.74	.54
Class 529-F-3 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class R-1 – actual return	1,000.00	1,008.29	6.43	1.27
Class R-1 – assumed 5% return	1,000.00	1,018.80	6.46	1.27
Class R-2 – actual return	1,000.00	1,007.72	6.53	1.29
Class R-2 – assumed 5% return	1,000.00	1,018.70	6.56	1.29
Class R-2E – actual return	1,000.00	1,011.83	2.48	.49
Class R-2E – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class R-3 – actual return	1,000.00	1,009.01	5.27	1.04
Class R-3 – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-4 – actual return	1,000.00	1,010.48	3.80	.75
Class R-4 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class R-5E – actual return	1,000.00	1,011.22	3.04	.60
Class R-5E – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5 – actual return	1,000.00	1,011.81	2.54	.50
Class R-5 – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class R-6 – actual return	1,000.00	1,012.04	2.33	.46
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.35	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Multi-Sector Income Fund	57

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2021:

Qualified dividend income	$104,000
Section 163(j) interest dividends	$74,131,000
Corporate dividends received deduction	$104,000
U.S. government income that may be exempt from state taxation	$33,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

58	American Funds Multi-Sector Income Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Multi-Sector Income Fund	59

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60	American Funds Multi-Sector Income Fund

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American Funds Multi-Sector Income Fund	61

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2019	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2019	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2019	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Health Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993-2003)	87	None
R. Clark Hooper, 1946	2019	Private investor	91	None
Merit E. Janow, 1958	2019	Dean and Professor, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2019	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Michael C. Gitlin, 1970	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

62	American Funds Multi-Sector Income Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Damien J. McCann, 1977 President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2019	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[7]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Vincent J. Gonzales, 1984 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kirstie Spence, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital International Limited[7]; Director, Capital Research Company[7]; Vice President and Director, Capital International Limited[7]
Scott Sykes, 1971 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2019	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2019	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2019	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Multi-Sector Income Fund	63

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

64	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

MSI

Registrant:

a) Audit Fees:
Audit	2020	58,000
	2021	59,000

b) Audit-Related Fees:
	2020	None
	2021	None

c) Tax Fees:
	2020	3,000
	2021	6,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	1,477,000
	2021	1,427,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2020	40,000

	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	None
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $1,519,000 for fiscal year 2020 and $1,435,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2022

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2022